N-2 - USD ($)		Mar. 01, 2023	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001885778
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-260182
Investment Company Act File Number		811-23748
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		John Hancock Asset-Based Lending Fund
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
City Area Code		617
Local Phone Number		663-3000
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Feb. 28, 2023
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I	Class S	Class D
Sales Load paid by you (as a percentage of offering price) (1)	None	up to 3.50%	up to 1.50%
Early Repurchase Fee (2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee (3)	1.35%	1.35%	1.35%
Incentive Fee (4)	0.00%	0.00%	0.00%
Distribution and Service Fee (5)	0.00%	0.85%	0.25%
Other Expenses (6)	1.74%	1.74%	1.74%
Acquired Fund Fees and Expenses (7)	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	3.16%	4.01%	3.41%
Fee Waiver and/or Expense Reimbursements (8)	-1.15%	-1.15%	-1.15%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.01%	2.86%	2.26%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. This example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:*

Cumulative Expenses Paid for the Period of:
Expenses ($)	Class I		Class S		Class D
	Sold	Not Sold	Sold	Not sold	Sold	Not Sold
Year 1	40	20	82	63	57	38
Year 3	87	87	143	143	108	108

Purpose of Fee Table , Note [Text Block]		The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2021, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year, then such repurchase will be subject to a 2.00% early withdrawal fee payable to the fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the fund will repurchase those Shares held longest first.
Management Fee not based on Net Assets, Note [Text Block]		The Advisor shall be paid at the end of each calendar month a fee at the annual rate of 1.350% of the average monthly value of the Managed Assets of the fund (the “Management Fee”). The term “Managed Assets” means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Principal Investment Strategies

Investment Objective

The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. The Board may change the investment objective of the fund without Shareholder approval.

Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments (“Asset-Based Lending Investments”), which may include investments in distressed loans. Asset-Based Lending Investments are investments in loans secured by an asset and include, among other investments:

•	Healthcare Loans & Royalty-Backed Credit: healthcare loans secured by revenue and intellectual property rights primarily on FDA-approved drugs and devices and royalty streams secured primarily by FDA-approved drugs and devices;
•	Transportation Assets: transportation assets such as loans and leases backed by commercial aircraft, aircraft engines, shipping vessels or other transportation and equipment;
•	Residential Real Estate Lending: the origination and acquisition of residential real estate loans and legacy mortgage loan pools, including distressed or nonperforming loans, and newly originated non-agency mortgage loans;
•	Commercial Real Estate Lending: the origination and acquisition of commercial real estate loans secured by housing-related and traditional commercial real estate property types;
•	Consumer-Related Assets: acquisition of consumer loans, including distressed or nonperforming loans; high-yield asset-backed securities (“ABS”) backed by various forms of non-mortgage household debt largely focused on select market segments such as: automobile loans and leases, credit cards and personal installment loans; and other types of consumer loans;
•	Corporate Asset-Based Credit: asset-based corporate credit secured by real estate, equipment, receivables, inventory and intellectual property rights, among other assets; and
•	Liquid Securitized Credit: securities backed by residential real estate (“RMBS”), commercial real estate (“CMBS”), collateralized mortgage obligations (“CMOs”), secured corporate loans (“CLOs”) and ABS.

Except for RMBS, CMBS, CMOs, CLOs and ABS, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments are not rated. If a loan or investment is rated, it will usually be rated by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, Kroll Bond Rating Agency or DBRS Morningstar, and may be rated below investment-grade. Disclosure regarding the ratings of each of these rating agencies is included in the SAI.

The fund seeks to achieve its objective by investing in a broad portfolio of secured assets and thereby seeks to provide consistent levels of high current income derived from contractual cash-flows and to a lesser extent capital appreciation. The fund will primarily invest in financings sourced through proprietary means using relationships of the Subadvisor rather than traditional channels such as public markets, and seeks to benefit from expected premiums arising in such financings from, among other things, the bespoke nature of each financing. Investments will be made across a broad range of market sectors and asset types based on the Subadvisor’s ongoing evaluation of investment opportunities. The Subadvisor will seek to capitalize on its transaction valuation assessment and capital structure expertise, while attempting to protect against downside risks through protective loan covenants, conservative collateral valuation and active asset management.

The fund is not limited to the Asset-Based Lending Investments and may invest in other asset-based lending investments as well as other types of investments consistent with its investment objective and policies.

The manager may consider environmental, social, and/or governance (“ESG”) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

The fund is authorized to use all of the various investment strategies referred to under “Risks Factors — Hedging, Derivatives and Other Strategic Transactions Risk” including, but not limited to, futures contracts, interest rate swaps, options, reverse repurchase agreements, and swaps.

For temporary or defensive purposes, the fund may also invest its assets in cash, money market instruments, or other investment-grade short-term securities, and it may also employ derivative strategies for hedging purposes.

The fund may create or organize or otherwise utilize special purpose subsidiaries or other special purpose investment vehicles (“SPVs”), which are wholly-owned subsidiaries of the fund, to facilitate the fund’s investment strategy. Certain fund investments may be held by these SPVs.

Except as otherwise stated in this Prospectus or in the SAI, the investment policies and restrictions of the fund are not fundamental and may be changed at the discretion of the Board. The fund’s fundamental investment policies are listed in the SAI.

These general descriptions summarize certain investment strategies that may be pursued by the fund. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the fund.

Risk Factors [Table Text Block]

RISK FACTORS

The principal risks of investing in the fund are summarized in the Prospectus Summary above. Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about the fund’s risks, including additional risk factors that are not discussed in this Prospectus because they are considered non-principal factors, see the fund’s SAI.

Changes in U.S. Law

Changes in the state and U.S. federal laws applicable to the fund, including changes to state and U.S. federal tax laws, or applicable to the Advisor, the Subadvisor and other securities or instruments in which the fund may invest, may negatively affect the fund’s returns to Shareholders. The fund may need to modify its investment strategy in the future in order to satisfy new regulatory requirements or to compete in a changed business environment.

Credit and Counterparty Risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract (see “Risk Factors - Hedging, Derivatives, and Other Strategic Transactions Risk”), or a borrower of the fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. If the fund invests in fixed-income securities, it will be subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing such fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the Subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Creditor Risk

Debt is generally subject to various creditor risks, including, but not limited to: (i) the possible invalidation of a loan as a “fraudulent conveyance” under the relevant creditors’ rights laws; (ii) so called lender liability claims by the issuer of the obligations; and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any underlying property, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such property.

Distressed Loans Risk.

The fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.

Distribution Risk

There can be no assurance that quarterly distributions paid by the fund to Shareholders will be maintained at current levels or increase over time. The fund’s cash available for distribution may vary widely over the short- and long-term. If, for any calendar year, the total distributions made exceed the fund’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Shareholder (up to the amount of the Shareholder’s basis in his or her share of the fund) and thereafter as gain from the sale of Shares. The amount treated as a return of capital reduces the Shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares. Distributions in any year may include a substantial return of capital component. Distributions are not fixed but are declared at the discretion of the Board.

Economic and Market Events Risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates were to rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of the fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.

In addition, as the Fed increases the target Fed funds rate, any such rate increases among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021 and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.

In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU.

Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.

As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the fund’s investments may be affected, which may reduce the fund’s performance. Further, inflation may lead to a rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on the fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

ESG integration risk

The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in the manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in the fund’s investments.

The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates. The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.

Investment-Grade Fixed-Income Securities in the Lowest Rating Category Risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of Principal Risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Extension Risk. Extension risk is the danger that borrowers will defer prepayments due to market conditions. Extension risk is generally a concern in secondary market, structured-credit product investments. For instance, rising interest rates might discourage homeowners from refinancing their mortgages, which reduces prepayment flows. That extends the duration of the loans in a mortgage-backed security beyond what the valuation and risk models initially predicted. As a result, in a period of rising interest rates, such securities may exhibit additional volatility and may lose value.

Foreign Securities Risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect the fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed. In addition, there may be difficulties and delays in enforcing a judgment in a foreign court resulting in potential losses to the fund.

Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.

If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund’s investments. Currency risk includes both the risk that currencies in which the fund’s investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Continental Europe. European securities may be affected significantly by economic, regulatory, or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Hedging, Derivatives, and Other Strategic Transactions Risk

The ability of the fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its Subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select the fund’s securities. Even if the Subadvisor only uses hedging and other strategic transactions in the fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to the fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed the fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of the fund to various securities, markets, and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the fund uses derivatives for leverage, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, the fund is required to comply with the Derivatives Rule as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaces the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. On the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.

The Derivatives Rule mandates that the fund adopt and/or implement: (i) value-at-risk limitations (“VaR”); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks. The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, the fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. In addition, a fund, including money market funds, may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that: (i) the fund intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date. At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The Advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund will be subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the Subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk, and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a Subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit the fund’s ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.

Futures Contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-Rate Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Reverse Repurchase Agreements. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. A reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Illiquidity of Shares

The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the fund is a closed-end investment company, Shares in the fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.

Although the fund, at the sole discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by Shareholders holding Shares of the fund, the fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the fund may not be able to complete repurchases due to the fund’s holding of illiquid investments. In that event, you may be able to sell your Shares only if you are able to find an investor willing to purchase your Shares. Any such sale may have to be negotiated at unfavorable prices and must comply with applicable securities laws and must be approved by the Board. Due to the requirements regarding tenders offers and the frequency with which the fund expects to offer to repurchase Shares, in the event the fund makes repurchase offers it is unlikely that the fund will be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to subscribe to more than one repurchase offer to exit the fund in the case of oversubscribed repurchase offers.

Effect of the Advisor’s Incentive Fee

The fund will allocate the Incentive Fee to the Advisor based on returns to the Shareholders. The Incentive Fee is asymmetric — it grants the Advisor a priority allocation of gains without requiring the Advisor to accept a corresponding (or any) priority allocation of losses. Accordingly, the Incentive Fee may create an incentive for the Advisor to make investments that are risky or more speculative than would be the case in the absence of such arrangement. The way in which the Incentive Fee payable to the Advisor is determined may encourage it to use leverage to increase the return on the fund’s investments. In addition, the fact that the Management Fee is payable based upon the fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Advisor to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Inflation Risk

Inflation risk is the risk that the purchasing power of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions thereon can decline.

Interest Rate Risk

Interest rate risk is the risk that fixed-income securities such as debt securities and preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund’s investments in debt securities and preferred securities means that the NAV and market price of the Shares will tend to decline if market interest rates rise. Given the historically low level of interest rates in recent years and the likelihood that interest rates will increase when the national economy strengthens, the risk of the potentially negative impact of rising interest rates on the value of the fund’s portfolio may be significant. In addition, the longer the average maturity of the fund’s portfolio of debt securities, the greater the potential impact of rising interest rates on the value of the fund’s portfolio and the less flexibility the fund may have to respond to the decreasing spread between the yield on its portfolio securities.

During periods of declining interest rates, an issuer may exercise its option to prepay principal of debt securities or to redeem preferred securities earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.

Lending Risk

The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed companies. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the secondary market. The value of the fund’s investment in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. However, there can be no assurance that the value assigned by the fund to collateral underlying a loan of the fund can be realized upon liquidation, nor can there be any assurance that collateral will retain its value.

Moreover, loans may also be supported by collateral, the value of which may fluctuate. In addition, active lending/origination by the fund may subject it to additional regulation. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral. Should the fund need to collect on a defaulted loan, litigation could result. In addition, even before litigation is commenced, the fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party. Any litigation may consume substantial amounts of the Advisor’s and the Subadvisor’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

There will be no limits with respect to loan origination by the fund other than: (i) the diversification limits of the 1940 Act; and (ii) the restrictions on investments involving the Subadvisor’s affiliates (e.g., securitizations where the Subadvisor is sponsor).

Leverage Risk

Leverage creates risks for Shareholders, including the likelihood of greater volatility of NAV and market price of, and distributions from, the Shares and the risk that fluctuations in the costs of borrowings may affect the return to Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund’s leveraged position if it deems such action to be appropriate. While the fund has preferred shares or borrowings outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the fund’s income available for distribution. There can be no assurance that a leveraging strategy will be successful.

The fee paid to the Advisor is calculated on the basis of the Advisor’s Managed Assets, including assets attributable to any preferred shares that may be issued or to indebtedness, so the fees will be higher when leverage is utilized. In this regard, holders of any preferred shares do not bear the Management Fee. Rather,

Shareholders bear the portion of the Management Fee attributable to the assets purchased with the proceeds, which means that Shareholders effectively bear the entire Management Fee.

Leverage may be achieved through the purchase of certain derivative instruments. The fund’s use of derivative instruments exposes the fund to special risks.

LIBOR Discontinuation Risk

Certain debt securities, derivatives and other financial instruments may utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, in July 2017 the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), the future utilization of LIBOR or of any particular replacement rate remains uncertain.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The

Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Management Risk

The fund is subject to management risk because it relies on the Subadvisor’s ability to pursue the fund’s investment objective. The Subadvisor applies investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that it will produce the desired results. The Subadvisor’s securities selections and other investment decisions might produce a loss or cause the fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Subadvisor, then the Subadvisor may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the fund from achieving its investment objective.

Natural Disasters, Adverse Weather Conditions, and Climate Change

Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to the fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples.

Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.

Non-Diversified Risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If the fund is not diversified within the meaning of the 1940 Act, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.

Operational and Cybersecurity Risk

With the increased use of technologies, such as mobile devices and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its Shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund or fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the fund. For example, in a denial of service, fund Shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, the Subadvisor, or the fund’s other service providers may not be able to access electronic systems to perform critical duties for the fund, such as trading, NAV calculation, shareholder accounting, or fulfillment of fund share purchases and share repurchases Cybersecurity incidents could cause the fund, the Advisor, the Subadvisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the fund invests, thereby causing the fund’s investments to lose value.

Cyber-events have the potential to affect materially the fund and the Advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.

The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes, and technology or system failures.

The Advisor, the Subadvisor, and their respective affiliates have established risk management systems that seek to reduce cybersecurity and operational risks, and business continuity plans in the event of a cybersecurity breach or operational failure. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Advisor, the Subadvisor, or their respective affiliates controls the cybersecurity or operations systems of the fund’s third-party service providers (including the fund’s custodian), or those of the issuers of securities in which the fund invests.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises

(such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Potential Consequences of Regular Repurchase Offers

The fund’s repurchase offer policy may have the effect of decreasing the size of the fund over time from what it otherwise would have been absent significant new investments in the fund. It may also force the fund to sell assets it would not otherwise sell and/or to maintain increased amounts of cash or liquid investments at times. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase. In addition, because of the limited market for private securities held by the fund, the fund may be forced to sell its liquid securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors. It is not the intention of the fund to do this; however, it may occur.

Tax Risk

To qualify for the special tax treatment available to regulated investment companies, the fund must: (i) derive at least 90% of its annual gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least the sum of 90% of its net investment income (including net interest income and net short term capital gain and 90% of its net exempt interest income). If the fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the fund will be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to Shareholders. All distributions by the fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to the Shareholders as ordinary income. To the extent designated by the fund, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate Shareholders and (ii) for the dividends received deduction in the case of corporate Shareholders, provided that in each case the Shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the fund might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “Federal Income Tax Matters.”

The tax treatment and characterization of the fund’s distributions may vary significantly from time to time due to the nature of the fund’s investments. The ultimate tax characterization of the fund’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund may make distributions during a calendar year that exceed the fund’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the fund’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Shareholder’s tax basis in his or her Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Shares. The fund’s income distributions that qualify for favorable tax treatment may be affected by the IRS’s interpretations of the Code and future changes in tax laws and regulations. See “Federal Income Tax Matters.”

No assurance can be given as to what percentage of the distributions paid on Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years. See “Federal Income Tax Matters.”

To qualify as a RIC for any taxable year, the fund must, among other things, satisfy a gross income test for such taxable year. Specifically, at least 90% of the fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income. In order to avoid receiving non-qualifying income from such investments, the fund may invest in those Asset-Based Lending Investments indirectly through one or more subsidiaries organized outside of the United States (each, a “Non-US Subsidiary”). A Non-US Subsidiary will be treated as a controlled foreign corporation (a “CFC”), and the fund will be a “United States shareholder” thereof. As a result, the fund will be required to include in its gross income each taxable year all of a Non-US Subsidiary’s “subpart F income” and its “GILTI” income. It is expected that much of each Non-US Subsidiary’s income will be “subpart F income.” If a Non-US Subsidiary realizes a net loss, that loss generally will not be available to offset the fund’s income. The fund’s inclusion of a Non-US Subsidiary’s “subpart F income” in its gross income will increase the fund’s tax basis in its shares of the Non-US Subsidiary. Distributions by a Non-US Subsidiary to the fund will not be taxable to the extent of its previously undistributed “subpart F income” and will reduce the fund’s tax basis in those shares.

Although income from the Asset-Based Lending Investments held by a Non-US Subsidiary would not be Qualifying RIC Income if received directly by the fund, the Code provides that a RIC’s “subpart F income” inclusions will be treated as Qualifying RIC Income if the CFC distributes such income to the RIC during the year of inclusion. Further, the IRS has issued Regulations providing that the annual net profit, if any, realized by a Non-US Subsidiary in which the fund invests as part of its business of investing in stock or securities and included in the fund’s income under the subpart F rules will constitute “qualifying income” for purposes of remaining qualified as a RIC whether or not the included income is distributed by a Non-US Subsidiary to the fund.

For U.S. federal income tax purposes, a Non-US Subsidiary is treated as a corporation. A Non-US Subsidiary would be subject to U.S. federal income tax, at the 21% rate currently applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, a Non-US Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income. The fund expects that, in general, the activities of each Non-US Subsidiary will be conducted in a manner such that the Non-US Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. There can be no assurance, however, that a Non-US Subsidiary will not recognize any effectively connected income. The imposition of U.S. federal tax on a Non-US Subsidiary’s effectively connected income could significantly reduce the fund’s returns.

Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income and, in some cases, income from those Asset-Based Lending Investments also would result in “effectively connected income” (as described above) if received by a Non-US Subsidiary. For that reason, certain Asset-Based Lending Investments may be held by the fund indirectly through one or more subsidiaries organized in the United States (each, a “Domestic Subsidiary”). A Domestic Subsidiary would be subject to U.S. federal income tax, at the 21% rate currently applicable to U.S. corporations, on its net income and gains, as well as any applicable state income tax. Dividends paid by a Domestic Subsidiary to the fund would be Qualifying RIC Income.

The RIC diversification requirements provide that not more than 25% of the value of the fund’s total assets can be invested (x) in securities (other than U.S. government securities or securities of other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses. As a result, the fund’s total investment in certain Non-US Subsidiaries and Domestic Subsidiaries that are engaged in the same, similar or related trades or businesses is limited to no more than 25% of the value of the fund’s total assets.

Valuation Risk.

The Board has designated the Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor’s valuation policies and procedures. In accordance with these policies and procedures, the Advisor values the fund’s investments at fair value as determined in good faith when market quotations are not readily available or are deemed to be unreliable. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. The Advisor, as valuation designee, is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters.

Usury Limitations

Interest charged on loans originated or acquired by the fund may be subject to state usury laws imposing maximum interest rates and penalties for violations, including restitution of excess interest and unenforceability of debt.

Risks Related to Healthcare Loans and Royalty-Backed Credit Investments

Healthcare Product-Related Risk

The ability of the fund to generate returns will depend in part on the success of the pharmaceutical, biotechnology, specialty and generic pharmaceuticals, medical devices and products, laboratory and diagnostics products (the “Products”) related to the fund’s investments. To the extent any risks described below adversely affect sales of Products, potential returns for Limited Partners will, in turn, be adversely affected.

Products Sales Risk

Sales from Products may be lower than their historical levels or lower than the amounts projected due to pricing pressures, insufficient demand, product competition, lack of market acceptance, obsolescence, safety or efficacy issues, restrictions on distribution imposed or requested by regulatory authorities, narrowing of the approved indication(s) for use, additions of boxed warnings or other warnings or precautions to the labeling, manufacturing shortages, loss of patent protection or other factors.

Medical Withdrawal Risk

After its regulatory approval and introduction into the market, a Product may still be subject to withdrawal from the market at the request or direction of the FDA or a foreign regulatory body. The manufacturer or marketer of a Product may voluntarily withdraw the Product from the market for medical, technical, regulatory, commercial or other reasons. There can be no assurance that a Product will not be withdrawn.

Medical Product Competition Risk

The healthcare industry is highly competitive and rapidly evolving. Each Product is subject to competition from alternative products or procedures that are now available, or that may be developed or become available in the future. The Products face competition from (i) products currently on the market that are approved for other indications, but may be subsequently approved for the same indications as those of the Products, (ii) off-label use of products approved for other indications, (iii) the introduction of new products or procedures, and/or (iv) improvements to existing products. Any of these changes may cause a Product to become more expensive than its competitors or less relevant as a therapeutic alternative, thereby decreasing the value of (and in some instances, rendering worthless) the expected revenue stream on that Product. In addition, a change of law could permit importation into the countries for which the fund is entitled to royalties for Product sales (the “Protected Countries”) of Products for which the fund may not be not entitled to royalties, which would reduce the sales of royalty bearing Products.

Licensees of the Products (“Licensees”) are responsible for the development, production, marketing and sale of the Products. The sale of the Products and the Licensees’ ability to maintain their competitive positions are related to the success of the Licensees’ respective marketing efforts. These efforts rely, in part, on the strength and reputation of a Product’s brand name, the capabilities of the Licensee’s sales force, and underlying trademarks, trade names and related intellectual property. A Licensee’s activities both in marketing the Products and in protecting its intellectual property may be outside the control of the fund. A Licensee’s failure either to market the Products actively or to diligently protect its intellectual property rights could reduce its competitive position. Other factors affecting the market position of the Products include their effectiveness, side effect profile, price and third-party insurance reimbursement policies.

Independent Medical Licensees

Revenue received by the fund is expected to include royalties paid by the Licensees or, in the case of bonds or other securities collateralized by royalties, payments supported by royalties paid by the Licensees. These Licensees are not owned by or affiliated with the fund and some of these Licensees may have interests that are different from the fund’s interests. These Licensees may be motivated to maximize income by allocating resources to other products and, in the future, may decide to focus less attention on the Products. There can be no assurance that each of these parties has adequate resources and motivation to continue to produce, market and sell the Products. Aside from any limited audit rights relating to the activities of the Licensees that the fund may have in certain circumstances, the fund does not have oversight rights with respect to the Licensees’ operations. The fund also has limited information on the Licensees’ operations. While the fund may be able to receive certain information relating to sales of Products through the exercise of audit rights and review of royalty reports, if available, the fund will not have the right to review or receive other important information relating to Products, including the results of any studies conducted by the Licensees or others, or complaints from doctors or users of the Products, that the Licensees may have. The market performance of the Products, therefore, may be diminished by any number of factors relating to the Licensees that are beyond the fund’s control.

In addition, royalty payments are determined by the Licensees based on their reported sales. Each Licensee’s calculation of the royalty payments is subject to and dependent upon the adequacy and accuracy of its sales and accounting functions, and errors may occur from time to time in the calculations made by a Licensee. While the fund may have certain audit rights with respect to the calculations and sales data for the associated royalty payments, such audit rights will be limited. In addition, such audits may occur many months following the fund’s recognition of the royalty revenue, may require the fund to adjust its royalty revenues in later periods and may require expense on the part of the fund.

Generic Medical Product Substitutes

Although the Products are based upon patents and/or patent applications with exclusive rights and may have other types of exclusivity under relevant laws, a regulatory authority may, upon expiration of such exclusivities, authorize marketing by a third party for a generic substitute for a Product, in which case the Product would become subject to competition from such generic substitute. Generic substitutes are typically sold at significantly lower prices than branded products. Governmental and other pressures to reduce pharmaceutical costs, including from third-party payers such as health maintenance organizations and health insurers, could influence physicians or pharmacies to increasingly use generic substitutes for the Products.

Potential Medical Product Liability Claims

The manufacturers, developers or marketers of the Products could become subject to product liability claims. A successful product liability claim could adversely affect the amount of revenue generated by the fund. Although the fund believes that it will not bear responsibility in the event of a product liability claim against the company manufacturing, marketing and/or selling the underlying Products, there can be no assurance that such claims would not materially and adversely affect the fund.

Patent and Other Intellectual Property Rights May Be Challenged and/or Otherwise Compromised

The success of the fund’s investments will frequently depend, at least in part, on the existence of valid and enforceable claims of issued patents and/or claims in pending patent applications in the United States and elsewhere throughout the world, and/or possibly on other forms of registered and/or unregistered intellectual property rights. For instance, in the case of royalty investments, the fund’s right to receive payments will depend on the sales of Products covered by such intellectual property rights. In the case of credit investments in companies in the healthcare industry, these companies’ performance and consequently the success of the fund’s investments in these companies will similarly be dependent on these intellectual property rights. The patents, patent applications, and/or other intellectual property rights on which these royalty streams or other investments depend may be challenged, invalidated, rendered unenforceable or otherwise compromised. By way of example only, there can be no assurance that a third party will not assert ownership or other rights in or to any such patents, patent applications or other intellectual property, or that any patent applications on which royalty streams or other investments may depend will proceed to grant. Similarly, there can be no assurance that, in the context of a patent challenge or otherwise, evidence such as prior art references, will not be uncovered that could have an adverse effect on the scope, validity or enforceability of any of the patents or on the patentability of any of the patent applications on which the royalty streams or other investments depend. Any challenge or other compromise of the patents, patent applications or other intellectual property rights on which the royalty streams or other investments depend may adversely affect the performance of the fund.

Challenges from the Licensees

Challenges to patent rights on which the royalty streams, and possibly other investments, may depend may come from Licensees as well as third parties. Pursuant to the Supreme Court decision of Medimmune v. Genentech, 549 U.S. 118, 127 S. Ct. 764 (2007), a licensee need not terminate its license agreement before seeking a declaratory judgment in federal court that the underlying patent is invalid, unenforceable, or not infringed. Therefore, there can be no assurance that a Licensee paying royalties contributing to the royalty streams will not challenge patent rights on which those royalties are based.

Medical Intellectual Property May be Infringed or Circumvented by Others

There is a risk that third parties may use the patents, patent applications and/or other intellectual property rights on which the royalty streams and other investments depend without authorization from the licensor or in the case of royalty streams, without otherwise paying royalties to the licensor. There also is a risk that companies within the healthcare industry may develop or otherwise obtain intellectual property that potentially could reduce any competitive advantage afforded by the patents, patent applications and/or other intellectual property on which the royalty streams or other investments depend. The undetected or unremedied use of these intellectual rights by third parties, and/or the design-around or circumvention of these intellectual property rights, could adversely affect the payments that the fund would receive.

Medical Trade Secrets

The fund’s right to receive payments in relation to royalty streams or other investments may depend, in part, on trade secrets, know-how and technology which are not protected by patents. This information is typically protected through confidentiality agreements with parties that have access to such information, such as collaborative partners, licensors, employees and consultants. Any of these parties may breach the agreements and disclose or use the confidential information, and third parties might learn of or use the information in some other lawful or unlawful way. Any such disclosure or use of the trade secrets, know-how or technology, whether lawful or unlawful, may adversely affect the payments that the fund would receive.

Foreign Jurisdiction Treatment of Medical Product Revenue Sources

A significant a portion of the royalty streams and other investments of the fund may relate to income generated from the manufacture, use or sale of the Products outside of the United States. The patents, patent applications and/or other intellectual property rights on which the royalty streams or other investments depend may not extend in each jurisdiction in which such Products are made, used or sold, and thus it may not be possible to prevent competitors from exploiting competing products in such markets. In addition, foreign jurisdictions have differing procedures and/or standards for prosecuting and/or maintaining patents, and may provide differing degrees of protection against the infringement or other unauthorized use of patents or other intellectual property. These variations among various international jurisdictions may affect the payments that the fund would receive.

The Fund Depends on Third Parties to Maintain, Enforce and Defend Patent Rights and Other Intellectual Property Rights on which the Fund’s Right to Receive Payments May Depend

While the value of the fund’s investments, including royalty streams may be highly dependent on the prosecution, maintenance, defense and/or enforcement of the patents, patent applications and other intellectual property rights, in most, if not all cases, the fund has no ability to control these activities and must rely on the willingness and ability of the licensor or its designee to undertake these activities. It is anticipated that the licensor or its designee will be in the best position to prosecute, maintain, enforce and/or defend the underlying patent and other intellectual property rights and that the licensor or its designee will have the requisite business and financial motivation to do so. However, there can be no assurance that these third parties will seek to vigorously prosecute, maintain, enforce or defend such rights, or that their efforts to do so will be successful. Any failure to successfully prosecute, maintain, enforce or defend such rights could have a material adverse effect on the respective investment and on the fund. The fund may not have the ability to participate in patent or other proceedings brought by or against the licensor or its designee, and if it does, the fund could incur substantial litigation costs.

Changes in Intellectual Property Law

Legislative, judicial and/or regulatory changes could occur during the term of the fund with respect to intellectual property matters that may adversely affect its ability to derive income from the royalty streams and other investments. By way of example only, in the United States, patent reform legislation is pending, that among other things, potentially could create additional risks with respect to validity and/or enforceability of patents.

Infringement of Third Party Patents and Other Intellectual Property Rights

The commercial success of the Products depends, in part, on avoiding infringement of the intellectual property rights of others. Third party issued patents or patent applications, trademarks, copyright, designs or other intellectual property rights claiming subject matter used to manufacture, market, sell and/or use the Products could exist. There can be no assurance that a license would be available for such subject matter if such infringement were to exist or, if offered, would be offered on reasonable and/or commercially feasible terms. Without such a license, it may be possible for third parties to assert infringement or other intellectual property claims against a Licensee based on such patents or other intellectual property rights. For instance, in the case of royalty streams, an adverse outcome in infringement proceedings could subject the Licensee to significant liabilities to third parties, require disputed rights to be licensed from third parties or require the Licensee to cease or modify its manufacturing, marketing, distribution, sale and/or use of the Products, thereby reducing the royalty streams.

Finite Terms and Other Contractual Matters

Rights to receive payments in respect of royalty streams typically have limited terms that are generally not subject to extension. Following the termination or expiration of the licensed intellectual property rights, or the termination or expiration of the license or contractual right to receive payments under any agreement pursuant to which the fund has the right to receive payments, the fund may not receive any further revenue related to the relevant Product, even if the Product continues to be sold. There also is a risk that disputes may arise with respect to the license agreements pertaining to the patents, patent applications and/or other intellectual property rights on which the royalty streams depend that adversely affect the fund’s right or ability to collect payments.

Product Development Risks

Though it is not the primary focus of the fund, the fund may in certain circumstances acquire some interests in Products undergoing development or clinical trials that have not yet received marketing approval by any regulatory authority. There can be no assurance that the FDA or other regulatory authorities will approve or clear such Products, or that such Products will be brought to market in a timely manner or at all. The research, development, preclinical and clinical trials, manufacturing, labeling, and marketing related to a health care company’s products are subject to an extensive regulatory approval process by regulatory agencies. The process for obtaining required regulatory approvals, including the required preclinical and clinical testing, is very lengthy, costly, and uncertain. There can be no guarantee that, even after such time and expenditures, a company will be able to obtain the necessary regulatory approvals for clinical testing or for the manufacturing or marketing of any products or that the approved labeling will be sufficient for favorable marketing and promotional activities. If a company is unable to obtain these approvals in a timely fashion, or if after approval for marketing, a product is later shown to be ineffective or to have unacceptable side effects not discovered during testing, the company may experience significant adverse effects, which in turn could negatively affect the performance of the fund.

Manufacturing and Supply Risk

Pharmaceutical products are manufactured in specialized facilities that, in major markets, require the approval of, and are subject to ongoing regulation by, regulatory agencies. For example, in the United States, Europe, and Japan (among other countries), drug product manufacturers must achieve and maintain compliance with current Good Manufacturing Practices (“GMPs”) set forth in national regulations and harmonized guidelines developed through the International Conference on Harmonization (“ICH”). To the extent these manufacturing standards are not met, manufacturing facilities may be closed or the production of applicable Products may be interrupted until such time as any deficiencies noted by such agencies are remedied. Any such closure or interruption may interrupt, for an indefinite period of time, the manufacture and distribution of a Product.

In addition, manufacturers of such Products may rely on third parties for aspects of the manufacturing process, including packaging of the Products or supplying bulk raw material used in the manufacture of the Products. Licensees generally rely on a small number of key, highly specialized suppliers, manufacturers and packagers. Any interruptions, however minimal, in the operation of these facilities could have a material adverse effect on Product sales.

Medical Enforcement Risk

Marketed medical products are subject to extensive postmarketing requirements, including laws and regulations related to advertising and promotion, safety surveillance and reporting, and price reporting. Failure to comply with these requirements could result in a range of enforcement actions that could have a material adverse effect on Product sales, including investigations, administrative penalties, judicial oversight, and potentially even market withdrawal.

Uncertainty Related to Healthcare Reimbursement and Reform Measures

In both the U.S. and foreign markets, sales of a health care company’s products and its success depend in part on the availability of reimbursement from third-party payors, including government health administration authorities (such as Medicare or Medicaid in the United States), private health insurers, and other health management organizations. The revenues and profitability of life sciences companies may be affected by the continuing efforts of governmental and other payors to contain or reduce the costs of healthcare. Payors are increasingly challenging the prices charged for medical products and services that they reimburse. If the Products of the companies the fund invests in are determined to not meet the criteria for coverage or reimbursement, these organizations may not reimburse the Products or may at lower levels. Significant uncertainty exists as to the reimbursement status of newly approved products. There can be no assurance that a company’s proposed product will be considered cost-effective or that adequate third-party reimbursement will be available to enable a company to maintain price levels sufficient to realize an appropriate return on its investment in product development.

In addition, changes in government legislation or regulation, changes in formulary or compendia listings, or changes in payors’ policies may reduce reimbursement of such products. If reimbursement is reduced or is not available for a Product, sales would diminish and decrease cash flows available to satisfy royalty payment obligations, thereby harming the fund’s revenue. In addition, macroeconomic factors may affect the ability of patients to pay for Products by, for example, diminishing the income patients have to pay out-of-pocket costs and/or obtain sufficient health insurance coverage.

Risks Related to Transportation Investments

The Fund’s Aviation Investment Strategy Depends on the Continual Leasing and Remarketing of Aircrafts and Aircraft Engines

The fund’s ability to lease and remarket its aircrafts or aircraft engines will depend on general market and competitive conditions at the time the initial leases are entered into and expire. If the fund is not able to lease or remarket an aircraft or aircraft engine or to do so on favorable terms, it may be required to attempt to sell the aircraft or aircraft engine to provide funds for debt service obligations or other expenses. The fund’s ability to lease, remarket or sell the aircraft or aircraft engine on favorable terms or without significant off-lease time and costs could be negatively affected by depressed conditions in the commercial aviation industry, airline bankruptcies, the effects of terrorism, war, natural disasters and/or epidemic diseases on airline passenger traffic trends, declines in the values of aircrafts and aircraft engines, and various other general market and competitive conditions and factors which are outside of the fund’s control. If the fund is unable to lease and remarket its aircraft or aircraft engine on favorable terms, the fund may incur substantial losses.

The Fund Could Incur Significant Costs Resulting from Aviation Lease Defaults

If the fund is required to repossess an aircraft or aircraft engine after a lessee default, it may incur significant costs. Those costs likely would include legal and other expenses associated with court or other governmental proceedings, particularly if the lessee is contesting the proceedings or is in bankruptcy. In addition, during any such proceedings the relevant aircraft or aircraft engine would likely not be generating revenue. The fund could also incur substantial maintenance, refurbishment or repair costs if a defaulting lessee fails to pay such costs and where such maintenance, refurbishment or repairs are necessary to put the aircraft or aircraft engine in suitable condition for remarketing or sale. The fund may also incur storage costs associated with any aircraft or aircraft engine that the fund repossesses and is unable to place immediately with another lessee.

It may also be necessary to pay off liens, taxes and other governmental charges on the aircraft or aircraft engine to obtain clear possession and to remarket the aircraft or aircraft engine effectively, including, in some cases, liens that the lessor might have incurred in connection with the operation of its other aircrafts or aircraft engines. The fund could also incur other costs in connection with the physical possession of the aircraft or aircraft engine.

The fund may suffer other negative consequences as a result of a lessee default, the related termination of the lease and the repossession of the related aircraft or aircraft engine. It is likely that its rights upon a lessee default will vary significantly depending upon the jurisdiction and the applicable law, including the need to obtain a court order for repossession of the aircraft or aircraft engine and/or consents for deregistration or export of the aircraft or aircraft engine. It is expected that when a defaulting lessee is in bankruptcy, protective administration, insolvency or similar proceedings, additional limitations may apply. Certain jurisdictions give rights to the trustee in bankruptcy or a similar officer to assume or reject the lease or to assign it to a third party, or entitle the lessee or another third party to retain possession of the aircraft or aircraft engine without paying lease rentals or performing all or some of the obligations under the relevant lease.

If the fund repossesses an aircraft or aircraft engine, the fund may not necessarily be able to export or deregister and profitably redeploy the aircraft or aircraft engine. For instance, where a lessee or other operator flies only domestic routes in the jurisdiction in which the aircraft or aircraft engine is registered, repossession may be more difficult, especially if the jurisdiction permits the lessee or the other operator to resist deregistration. The fund may also incur significant costs in retrieving or recreating records required for registration of the aircraft or aircraft engine, and in obtaining the Certificate of Airworthiness for an aircraft or aircraft engine. If, upon a lessee default, the fund incurs significant costs in connection with repossessing its aircraft or aircraft engine, is delayed in repossessing its aircraft or aircraft engine or is unable to obtain possession of its aircraft or aircraft engine as a result of lessee defaults, the fund may incur substantial losses.

The Fund May Experience Abnormally High Maintenance or Obsolescence Issues with Its Aircraft or Aircraft Engine

Aircrafts and aircraft engines are long-lived assets, requiring long lead times to develop and manufacture, with particular types and models becoming obsolete or less in demand over time when newer, more advanced aircrafts or aircraft engines are manufactured. The fund’s aircrafts and aircraft engines have exposure to obsolescence, particularly if unanticipated events occur which shorten the life cycle of such aircraft or aircraft engine types. These events include but are not limited to government regulation, technological innovations or changes in airline customers’ preferences. These events may shorten the life cycle for aircraft or aircraft engine types in the fund’s fleet and, accordingly, may negatively impact lease rates or result in losses.

Further, variable expenses like fuel, crew or aging aircraft or aircraft engine corrosion control or modification programs and airworthiness directives could make the operation of older aircraft more costly to the fund’s lessees and may result in increased lessee defaults. The fund may also incur some of these increased maintenance expenses and regulatory costs upon acquisition or remarketing of its aircraft or aircraft engine. Any of these expenses or costs may cause the fund to incur substantial losses.

The Value of the Aircrafts or Aircraft Engines the Fund Will Acquire and the Market Rates for Leases Could Decline

Aircraft or aircraft engine values and market rates for leases have from time to time experienced sharp decreases due to a number of factors including, but not limited to, decreases in passenger demand, increases in fuel costs, government regulation and increases in interest rates. Operating leases place the risk of realization of residual values on aircraft or aircraft engine lessors because only a portion of the equipment’s value is covered by contractual cash flows at lease inception. In addition to factors linked to the commercial aviation industry generally, many other factors may affect the value of the aircraft or aircraft engine that the fund acquires and market rates for leases, including:

•	the particular maintenance, operating history and documentary records of the aircraft or aircraft engine;
•	the number of operators using that type of aircraft or aircraft engine;
•	aircraft or aircraft engine age;
•	the regulatory authority under which the aircraft or aircraft engine is operated;
•	any renegotiation of an existing lease on less favorable terms;
•	the negotiability of clear title free from mechanics’ liens and encumbrances;
•	any regulatory and legal requirements that must be satisfied before the aircraft or aircraft engine can be purchased, sold or re-leased;
•	compatibility of aircraft or aircraft engine configurations or specifications with other aircrafts or aircraft engines owned by operators of that type;
•	comparative value based on newly manufactured competitive aircrafts or aircraft engines; and
•	the availability of spare parts.

Any decrease in the value of aircrafts or aircraft engines that the fund acquires and market rates for leases, which may result from the above factors or other unanticipated factors, could cause the fund to incur substantial losses.

Liability Risk as Lessor

Section 44112 of Title 49 of the United States Code (“Section 44112”) provides that lessors of aircrafts or aircraft engines generally will not be liable for any personal injury or death, or damage to or loss of property (collectively, for purposes of this section, “Losses”); provided that such lessor is not in actual possession or control of the equipment at the time of such Loss. Under common law, the owner of an aircraft or aircraft engine may be held liable for injuries or damage to passengers or property, and such damage awards can be substantial. Because certain case law interpreting Section 44112 provides that lessors of aircrafts or aircraft engines may be liable for Losses, there can be no assurance that the provisions of Section 44112 would fully protect the lessor and the fund from all liabilities in connection with any Losses that may be caused by any aircraft or aircraft engine it owns. Therefore, each lessee typically will be required to indemnify the fund for, or insure the fund against, such claims by third parties. Nonetheless, in the event that Section 44112 does not apply in a particular action, there is the possibility that the lessee might not have the financial resources or insurance to fulfill its indemnity obligations. It should be noted, however, that this description is limited to U.S. law, and to the extent that the law in foreign jurisdictions is applicable (e.g., in a jurisdiction where an accident occurs), different rules may apply. For example, certain foreign jurisdictions may impose strict liability upon an owner of an aircraft or an aircraft engine. Such liability may apply with respect to claims of passengers, employees or third parties for death, injury and/or damages to public or private property (including consequences of terrorist attacks) or environmental damages. Operators and airlines may be unable or unwilling to indemnify the fund, resulting in losses to the fund.

Risks of Aircraft or Aircraft Engine Lease Receivables, Enhanced Equipment Trust Certificates, Aircraft Engine Mortgages and other Aviation-Related Asset-Backed Securities that Seek to Monetize Leases or Mortgages

The fund may invest in airline/aircraft or aircraft engine assets, which may include aircraft or aircraft engine lease receivables (“ALRs”). ALRs are asset-backed securities that are generally structured as pass-through trusts. The aircraft or aircraft engine is sold to the trust which leases it to the airline companies. Unlike receivables backed by loans or interest rates, however, ALRs may entail a higher risk because of the nature of the underlying assets, which are expensive to maintain and operate and are difficult to sell. Moreover, aircrafts and aircraft engines are subject to many laws in different jurisdictions, and the repossession of the aircraft or aircraft engine from lessees may be difficult and costly.

In addition, the fund may invest in enhanced equipment trust certificates (“EETCs”). Although any entity may issue EETCs, to date, U.S. airlines are the primary issuers. An airline EETC is an obligation secured by the aircrafts or aircraft engines as collateral. EETCs may be less liquid than other investments.

Furthermore, the fund may invest in aviation-related asset-backed securities that seek to monetize leases or mortgages. Aircraft and aircraft engine mortgage monetization notes and aircraft and aircraft engine lease monetization notes are asset-backed securities that represent interests in pools of aircraft and aircraft engine mortgages or operating leases, respectively, on various aircraft and aircraft engine types of airlines located throughout the world. Holders of such securities bear various risks, including, among other things, lease rates and residual values, increased fuel costs, credit, technological, legal, regulatory, terrorism and geopolitical risks. Uncertainty and instability in certain countries in which airlines are located could have a material adverse effect on such securities as well. Additionally, with respect to lease monetization notes, portfolio management and the remarketing and re-leasing of aircrafts and aircraft engines upon lease expiration or default is typically the responsibility of a designated servicer. No assurance can be given that the aircraft or aircraft engine will be re-leased after the expiration of the initial term, or if re-leased, on the same terms or on more favorable terms. Further, the value of aircraft or aircraft engine mortgage monetization notes and aircraft and aircraft engine lease monetization notes are affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the collateral pool, the originator of the financial obligations or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement. Finally, aircrafts and aircraft engines are subject to many laws in different jurisdictions, and the repossession of aircrafts and aircraft engines from lessees or borrowers may be difficult and costly.

Investments by the fund in single aircraft or aircraft engine mortgages on the secondary market will be subject to similar risks as investments in aircraft and aircraft engine mortgage monetization notes. However, such investments may not have the benefit of diversification across a wider range of aircraft and aircraft engine assets and airlines or credit enhancement as may be the case with aircraft and aircraft engine mortgage monetization notes.

Airline Regulation

The airline industry is subject to regulation in the United States by, among others, the U.S. Department of Transportation and the U.S. Federal Aviation Administration (“FAA”) and outside the U.S. by additional agencies.

Failure to Obtain Certain Required Licenses and Approvals

Airlines are subject to extensive regulation under the laws of the jurisdictions in which they are registered and in which they operate. As a result, the fund expects that certain aspects of its leases will require licenses, consents or approvals, including consents from governmental or regulatory authorities for certain payments under its leases and for the import, export or deregistration of the aircraft or aircraft engine. Subsequent changes in applicable law or administrative practice may increase such requirements and governmental consent, once given, could be withdrawn. Furthermore, consents needed in connection with the future remarketing or sale of an aircraft or aircraft engine may not be forthcoming. Any of these events could negatively affect the fund’s ability to remarket or sell aircrafts or aircraft engines which may cause the fund to incur substantial losses.

Effects of the Aviation Security Act

The U.S. Aviation and Transportation Security Act (the “Aviation Security Act”), among other things, subjects substantially all aspects of U.S. civil aviation security to federal oversight and mandates enhanced security measures, including: (i) improved flight deck security; (ii) deployment of federal air marshals on flights; (iii) improved security of airport perimeter access; (iv) airline crew security training; (v) augmented security screening of passengers, baggage, cargo, mail, employees and vendors; (vi) improved training and qualifications of security screening personnel; (vii) additional provision of passenger data to U.S. Customs and Border Protection; and (viii) more detailed background checks on passengers and airline and airport personnel. The implementation of the requirement that all checked baggage be screened by explosives detection systems has resulted, and may continue to result, in significant equipment acquisitions by the government and changes to baggage processing facilities and procedures. The changes mandated by the Aviation Security Act have increased costs for airlines providing service in the U.S., and have resulted in delays and disruptions to air travel, which have adversely affected, and may to continue to adversely affect, the aviation industry in general. It is expected that the Aviation Security Act will continue to impose additional costs on the airlines and may adversely impact the performance of the fund.

Effect of Airworthiness Directives and Operating Restrictions

The maintenance and operation of aircraft and aircraft engines are strictly regulated by the FAA in the U.S. and similar governmental authorities in foreign jurisdictions. These rules and regulations govern such matters as certification, registration, inspection, operation and maintenance procedures, personnel certification and record keeping. Periodically, the FAA issues airworthiness directives requiring changes to aircraft or aircraft engine maintenance programs and procedures. Such airworthiness directives are issued from time to time with respect to aircraft and aircraft engines to ensure that they remain airworthy and safe. Future regulatory changes may also increase the cost of operating and/or maintaining aircraft and aircraft engines, which may adversely affect their residual value and the profitability of the fund, as can the failure of a lessee to comply with the maintenance provisions as set forth in its lease. The cost of compliance with such requirements may be significant.

Environmental Regulations May Negatively Affect the Airline Industry

Governmental regulations regarding aircraft and aircraft engine noise and emissions levels apply based on where the relevant aircraft or aircraft engine is registered and operated. For example, jurisdictions throughout the world have adopted noise regulations which require all aircrafts and aircraft engines to comply with noise level standards. In addition to the current requirements, the United States and the International Civil Aviation Organization (the “ICAO”), have specific standards for noise levels which applies to engines manufactured or certified on or after January 1, 2006. Currently, U.S. regulations would not require any phase-out of aircrafts or aircraft engines that qualified with the older standards applicable to engines manufactured or certified prior to January 1, 2006, but the European Union has established a framework for the imposition of operating limitations on aircrafts and aircraft engines that do not comply with the new standards and has incorporated aviation-related emissions into the European Union’s Emission Trading Scheme beginning in 2013. These regulations could limit the economic life of the aircraft and aircraft engines, reduce their value, limit the fund’s ability to lease or sell the non-compliant aircraft and aircraft engines or, if engine modifications are permitted, require the fund to make significant additional investments in the aircraft and aircraft engines to make them compliant.

In addition to more stringent noise restrictions, the United States and other jurisdictions are beginning to impose more stringent limits on nitrogen oxide, carbon monoxide and carbon dioxide emissions from engines, consistent with current ICAO standards. These limits generally apply only to engines manufactured after 1999. Because aircraft engines are replaced from time to time in the normal course, it is likely that the number of such engines would increase over time. The ICAO is developing a global scheme based on market-based measures to limit CO2 emissions from international aviation to be implementing by 2020. Concerns over global warming could result in more stringent limitations on the operation of aircraft powered by older, noncompliant engines, as well as newer engines.

European countries generally have relatively strict environmental regulations that can restrict operational flexibility and decrease aircraft and aircraft engine productivity. The European Union’s Emissions Trading Scheme requires that all of the emissions associated with international flights that land or take off within the European Union are subject to the trading program, even those emissions that are emitted outside of the European Union. The United Kingdom doubled its air passenger duties, in recognition of the environmental costs of air travel and similar measures may be implemented in other jurisdictions as a result of environmental concerns.

These regulations could limit the economic life of the aircraft and aircraft engines, reduce their value, limit the fund’s ability to lease or sell the compliance aircraft and aircraft engines or, if engine modifications are permitted, require the fund to make significant additional investments in the aircraft and aircraft engines to make them compliant, which could cause the fund to incur substantial losses. Further, compliance with current or future regulations, taxes or duties imposed to deal with environmental concerns could cause lessees to incur higher costs and to generate lower net revenues, resulting in a negative impact on their financial conditions. Consequently, such compliance may affect lessees’ ability to make rental and other lease payments and reduce the value the fund receives for the aircraft or aircraft engine upon any disposition, which could cause the fund to incur substantial losses.

Cyclical Nature of the Maritime Sector

The maritime sector is cyclical, with volatility in charter rates, profitability and vessel values. Future demand for vessels will be dependent upon continued economic growth in numerous international economies, and will be influenced by seasonal and regional changes in demand and changes in the capacity of the world’s shipping fleets. A decline in demand for commodities or other products transported in ships or an increase in the supply of such vessels could materially adversely affect the fund’s investments. Historically, demand for vessels has generally been influenced by factors including global and regional economic conditions, developments in international trade, changes in seaborne and other transportation patterns, such as port congestion and canal closures, currency exchange rates, armed conflict and terrorist activities including piracy, political developments, and sanctions, embargoes and strikes. Additionally, supply of vessels has generally been influenced by factors including the number of expected new building vessel deliveries, the scrapping rate of older vessels, access to traditional debt to finance the construction of new vessels, changes in environmental or other regulations that may limit the useful life of certain vessels.

In addition to the prevailing and anticipated freight rates, factors that affect the rate of newbuilding, scrapping and laying-up include new building prices, secondhand vessel values in relation to scrap prices, costs of fuel supplies and other operating costs, costs associated with classification society surveys, normal maintenance and insurance coverage, the efficiency and age profile of the existing fleet in the market and government and industry regulation of maritime transportation practices, particularly environmental protection laws and regulations. These factors influencing the supply of and demand for shipping capacity are outside of the fund’s control, and the Subadvisor may not be able to correctly assess the nature, timing and degree of changes in industry conditions.

Maritime Risks

The operation of an ocean-going vessel carries inherent risks. These risks include, among others, the possibility of marine disaster, piracy, environmental accidents, grounding, fire, explosions and collisions, cargo and property losses or damage, business interruptions caused by mechanical failure, human error, war, terrorism, political action in various countries, labor strikes or adverse weather conditions and work stoppages or other labor problems with crew members serving on vessels including crew strikes and/or boycotts.

Such occurrences could result in death or injury to persons, loss of property or environmental damage, delays in the delivery of cargo, loss of revenues from or termination of charter contracts, governmental fines, penalties or restrictions on conducting business, higher insurance rates and damage to counterparties’ reputation and customer relationships generally.

International Operations Risks

The maritime sector is an inherently risky business involving global operations. A counterparty’s vessels will be at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. All these hazards can result in death or injury to persons, increased costs, loss of revenues, loss or damage to property (including cargo), environmental damage, higher insurance rates, damage to the counterparty’s customer relationships, harm to its reputation as a safe and reliable operator and delay or rerouting. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes and boycotts. These sorts of events could interfere with shipping routes and result in market disruptions which could have a material adverse effect on the fund’s financial condition, cash flows and ability to pay distributions.

Maritime Claims

Maritime claimants may seek to arrest a vessel owned or held by a counterparty and used as security for an investment by the fund. Crew members, suppliers of goods and services to a vessel and other parties may be entitled to maritime liens against that vessel for unsatisfied debts, claims or damages, which liens may be senior to the fund’s investment in the capital structure of a counterparty. In many jurisdictions, a maritime lien holder may enforce its lien by arresting or attaching a vessel and commencing foreclosure proceedings. The arrest or attachment of one or more of the vessels of a counterparty could result in a significant loss of earnings for the related off-hire period. In addition, in some jurisdictions, under the “sister ship” theory of liability, a claimant may arrest both the vessel that is subject to the claimant’s maritime lien and any “associated” vessel, which is any vessel owned or controlled by the same owner. In countries with “sister ship” liability laws, claims might be asserted against a counterparty or any of its vessels for liabilities of other vessels that it owns. The arrest or attachment of one or more vessels could have an adverse impact on the performance of the fund.

Risks Related to Commercial Real Estate and Residential Real Estate Investments

Investments in Real Estate Investments and Real Estate Debt Generally

The fund seeks to originate and acquire loans secured by commercial or residential real estate. Any deterioration of real estate fundamentals generally could negatively impact the fund’s performance by making it more difficult for borrowers to satisfy their debt payment obligations, increasing the default risk applicable to borrowers and making it relatively more difficult for the fund to meet its investment objective. Real estate investments are subject to various risks, including: (i) economic and market fluctuations; (ii) changes in environmental, zoning and other laws; (iii) casualty or condemnation losses; (iv) regulatory limitations on rents; (v) decreases in property values; (vi) changes in the appeal of properties to tenants; (vii) tenant defaults; (viii) changes in supply and demand; (ix) energy supply shortages; (x) various uninsured or uninsurable risks; (xi) natural disasters; (xii) changes in government regulations (such as rent control); (xiii) changes in the availability of debt financing and/or mortgage funds which may render the sale or refinancing of properties difficult or impracticable; (xiv) increased mortgage defaults; (xv) increases in borrowing rates; and (xvi) negative developments in the economy that depress travel activity, demand and real estate values generally.

Debt investments are subject to credit and interest rate risks.

Risks Associated with Commercial Real Estate Loans

Loans on commercial real estate properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial real estate properties tend to be unique and are more difficult to value than residential properties. Commercial real estate loans also tend to have shorter maturities than residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the collateral property at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Investing in commercial real estate loans is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with commercial real estate loans also have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. Commercial real estate loans generally are non-recourse to borrowers. Commercial real estate loans are subject to the effects of: (i) the ability of tenants to make lease payments; (ii) the ability of a property to attract and retain tenants, which may in turn be affected by local conditions, such as an oversupply of space or a reduction in demand for rental space in the area, the attractiveness of properties to tenants, competition from other available space and the ability of the owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (iii) the failure or insolvency of tenant businesses; (iv) interest rate levels and the availability of credit to refinance such loans at or prior to maturity; (v) compliance with regulatory requirements and applicable laws, including environmental controls and regulations and (vi) increased operating costs, including energy costs and real estate taxes. Also, there may be costs and delays involved in enforcing rights of a property owner against tenants in default under the terms of leases with respect to commercial properties and such tenants may seek the protection of the bankruptcy laws, which can result in termination of lease contracts. If the properties securing the loans do not generate sufficient income to meet operating expenses, debt service, capital expenditure and tenant improvements, the obligors under the loans may be unable to make payments of principal and interest in a timely fashion. Income from and values of properties are also affected by such factors as the quality of the property manager, applicable laws, including tax laws, interest rate levels, the availability of financing for owners and tenants and the impact of and costs of compliance with environmental controls and regulations.

Risks Associated with Residential Mortgage Loans

The fund may invest in loans secured by residential real estate, including potentially mortgages made to borrowers with lower credit scores. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value.

Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. Borrowers with adjustable payment mortgage loans will be exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, to the rate computed in accordance with the applicable index and margin.

Certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the required minimum monthly payments are less than the interest accrued on the loan, the interest shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

The market for mortgage loans has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities previously implemented initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. Similar initiatives may be implemented in the future. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Risks Associated with Mezzanine Investments

The fund may invest in mezzanine debt which has significant leverage ranking ahead of the fund’s investment. While the Subadvisor anticipates that the fund’s investment will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the fund’s investment, and will usually benefit from cross-default provisions, some or all of such terms may not be part of particular investments. The Subadvisor anticipates that the fund’s usual security for its mezzanine investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in some cases the fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the fund will be restricted in the exercise of its rights in respect of its mezzanine investments by the terms of subordination agreements between it and the debt or other securities ranking ahead of the mezzanine capital. Accordingly, the fund may not be able to take the steps necessary to protect its mezzanine investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the fund.

Risks Associated With B-notes and Preferred Equity Interests

The fund may hold B-notes and preferred equity interests, each of which are subordinate or otherwise junior in a borrower’s capital structure and involve privately negotiated structures. To the extent the fund holds subordinated debt or mezzanine tranches of a borrower’s capital structure or preferred equity interests, such investments and the fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in the borrower’s capital structure and, to the extent applicable, contractual intercreditor and/or participation agreement provisions, which will expose the fund to greater risk of loss.

As the terms of such loans and investments are subject to contractual relationships among lenders, co-lending agents and others, they can vary significantly in their structural characteristics and other risks. For example, the rights of holders of B-notes to control the process following a borrower default may vary from transaction to transaction. Further, B-notes typically are secured by a single property and accordingly reflect the risks associated with significant concentration.

Risks Associated with Construction Loans

The fund may invest in mortgage loans used to finance the cost of construction or rehabilitation of a property, including ground up construction. Such construction lending may expose the fund to increased lending risks. Construction loans generally expose a lender to greater risk of non-payment and loss than permanent commercial mortgage loans because repayment of the loans often depends on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of construction and stabilization of the project, or operation of the property with an income stream sufficient to meet operating expenses, including debt service on such replacement financing. For construction loans, increased risks include the accuracy of the estimate of the property’s value at completion of construction and the estimated cost of construction—all of which may be affected by unanticipated construction delays and cost over-runs. Construction delays and cost over-runs may result from increasing costs or shortages of skilled labor and/or framing, concrete, steel and other building materials, environmental damage, delays in obtaining the requisite approvals, permits, licenses or certifications from the relevant authorities, legal actions, work stoppages, operational issues relating to construction, budget overruns and lack of financing. Construction loans typically involve an expectation that the borrower’s sponsors will contribute sufficient equity funds in order to keep the loan “in balance,” and the sponsors’ failure or inability to meet this obligation could also result in delays in construction or an inability to complete construction. Construction loans also expose the lender to additional risks of contractor non-performance, or borrower disputes with contractors resulting in mechanic’s or materialmen’s liens on the property and possible further delay in construction.

In addition, as the lender under a construction loan, the fund may be obligated to fund all or a significant portion of the loan at one or more future dates. The fund may not have the funds available at such future date(s) to meet its funding obligations under the loan. In that event, the fund would likely be in breach of the loan unless it is able to acquire the funds from alternative sources, which it may not be able to achieve on favorable terms or at all. Furthermore, construction loans may have multiple lenders and if another lender fails to fund its obligations, the fund could be faced with the choice of either funding for that defaulting lender or suffering a delay or protracted interruption in the progress of construction.

Risks Related to Consumer-Related Asset-Backed Securities

Asset-Backed Securities. See Asset-Backed Securities below.

Consumer Finance Industry Regulatory Environment

The fund may be subject to a wide variety of laws and regulations in the jurisdictions where it operates in respect of its consumer finance activities, including supervision and licensing by numerous governmental entities. These laws and regulations may create significant constraints on the fund’s consumer finance investments and result in significant costs related to compliance. Failure to comply with these laws and regulations could impair the ability of the fund to continue to make such investments and result in substantial civil and criminal penalties, monetary damages, attorneys’ fees and costs, possible revocation of licenses, and damage to reputation, brand and customer relationships.

The Dodd-Frank Act imposes significant regulatory oversight on the financial industry and grants the Consumer Financial Protection Bureau, or the CFPB, extensive rulemaking and enforcement authority, all of which may substantially impact the fund’s consumer finance investments.

The fund may also invest in other consumer debt and specialty finance markets, including, but not limited to, credit card receivables, asset-backed regulatory relief transactions, litigation finance, royalty transactions, equipment (e.g., renewable energy, construction, information technology, medical, logistics) and insurance-linked contracts.

Noncompliance with Consumer Financial Protection Laws

If certain consumer loan contracts do not comply with U.S. federal and state consumer financial protection laws, the servicer may be prevented from or delayed in collecting the loan contract. Also, some of these laws may provide that the assignee of a consumer contract (such as the issuing entity) is liable to the obligor for any failure of the contract to comply with these laws. This could result in delays in payment or losses on such loan contracts.

Risks Associated with Corporate Asset-Based Credit

The fund may invest in asset-based corporate credit secured by real estate, equipment, receivables, inventory and intellectual property rights. A fundamental risk associated with the fund’s investments in asset-based corporate credit is that the companies in whose debt the fund invests will be unable to make regular payments (e.g., principal and interest payments) when due, or at all, or otherwise fail to perform. A number of factors may impact the failure of such companies to make payments on their loans, such as, among other factors, (i) an adverse development in their business, (ii) an economic downturn, (iii) poor performance by their management teams, (iv) legal, tax or regulatory changes, (v) a change in the competitive environment, or (vi) a force majeure event. The companies may be operating at a loss or have significant variations in operating results, or may otherwise be experiencing financial distress even when the Subadvisor expects them to remain stable. Additionally, the companies may require substantial additional capital to support their operations or to maintain their competitive position and as a result of that may become highly leveraged.

For further information, see “Asset-Backed Securities” below.

Risks Related to Liquid Securitized Credit

Asset-Backed Securities.

For the risks of investing in asset-back securities, see “Asset-Backed Securities” below.

Commercial Mortgage-Backed Securities

Collateral underlying CMBS generally consists of mortgage loans secured by income producing property, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, rental apartments, nursing homes, senior living centers and self-storage properties. The fund may invest directly in CMBS. Performance of a commercial mortgage loan depends primarily on the net income generated by the underlying mortgaged property. The market value of a commercial property similarly depends on its income-generating ability. As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Any decrease in income or value of the commercial real estate underlying an issue of CMBS could result in cash flow delays and losses on the related issue of CMBS.

Most commercial mortgage loans underlying CMBS are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related CMBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of CMBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related CMBS. Revenues from the assets underlying such CMBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow. The owner of CMBS does not have a contractual relationship with the borrowers of the underlying commercial mortgage loans. The CMBS holder typically has no right directly to enforce compliance by the borrowers with the terms of the loan agreement, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the underlying loan agreements, nor to move directly against the collateral supporting the related loans.

At any one time, a portfolio of CMBS may be backed by commercial mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the commercial mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Residential Mortgage-Backed Securities

Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Residential mortgage loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued may be guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the related mortgaged property or properties are located, the terms of the loan, the borrower’s “equity” in the mortgaged property or properties and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed single-family properties may be very limited.

At any one time, a portfolio of RMBS may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Prepayments on the underlying residential mortgage loans in an issue of RMBS will be influenced by the prepayment provisions of the related mortgage notes and may also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. RMBS are particularly susceptible to prepayment risks as they generally do not contain prepayment penalties and a reduction in interest rates will increase the prepayments on the RMBS, resulting in a reduction in yield to maturity for holders of such securities.

The mortgage-backed securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities may implement initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. These initiatives could involve forbearance of mortgage payments or suspension or restrictions of foreclosures and evictions. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Risks Associated With “B-pieces”

The fund may invest in, or, in the event the fund finances its assets through securitization transactions, it may retain, so-called “B-pieces”, representing the most subordinated tranches issued by a CMBS, RMBS or other securitization. Although CMBS and RMBS generally have the benefit of first ranking security (or other exclusive priority rights) over any collateral, the timing and manner of the disposition of such collateral will be controlled by the related servicers, and in certain cases, may be controlled by or subject to consultation rights of holders of more senior classes of securities outstanding or by an operating advisor appointed to protect the interests of such senior classes. There can be no assurance that the proceeds of any sale of collateral or other realization on collateral will be adequate to repay the fund’s investment in full, or at all. In addition, “B-pieces” generally receive principal distributions only after more senior classes of CMBS and RMBS have been paid in full, and receive interest distributions only after the interest distributions then due to more senior classes have been paid. As a result, investors in “B-pieces” will generally bear the effects of losses and shortfalls on the underlying loans and unreimbursed expenses of the CMBS or RMBS issuer before the holders of other classes of CMBS or RMBS with a higher payment priority, with the concomitant potential for a higher risk of loss for such “B-pieces.” In addition, the prioritization of payments of principal to senior classes may cause the repayment of principal of such “B-pieces” to be delayed and/or reduced. Generally, all principal payments received on the mortgage loans will be first allocated to more senior classes of CMBS or RMBS, in each case, until their respective principal balances are reduced to zero, before principal is allocated to the “B-pieces” of CMBS or RMBS. Therefore, “B-pieces” may not receive any principal for a substantial period of time. In addition, generally “B-pieces” will be subject to the allocation of “appraisal reductions” which will restrict their ability to receive any advances of interest that might otherwise be made by the related servicer.

Generally, a shortfall in payment to investors in “B-pieces” of CMBS or RMBS will not result in a default being declared or the restructuring or unwinding of the transaction. To the extent that “B-pieces” represent a small percentage of the CMBS or RMBS issued in relation to the underlying collateral, a small loss in the value of such collateral may result in a substantial loss for the holders of such “B-pieces” and may impact the performance of the fund.

CLOs

The fund’s investments in CLOs and other structured vehicles will be frequently subordinate in right of payment to other securities sold by the applicable CLO or other structured vehicle and will not be readily marketable. Depending upon the default rate on the collateral of the CLO and other structured vehicles, the fund may incur substantial losses on its investments. In addition, when the fund sells securities or assets held by it to a CLO and other structured vehicle, the fund may not receive any residual interest in such CLO and other structured vehicle so that any profits that the fund might have recognized on such securities or assets will no longer inure to the benefit of the fund.

The market value of CLOs and other structured vehicles will generally fluctuate with, among other things, the financial condition of the obligors on the underlying debt obligations or, with respect to synthetic securities, of the obligors on or issuers of the reference obligations, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. The performance of CLOs and other structured vehicles will be adversely affected by macroeconomic factors, including the following: (i) general economic conditions affecting capital markets and participants therein; (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide; (iii) concerns about financial performance, accounting and other issues relating to various publicly traded companies; and (iv) recent and proposed changes in accounting and reporting standards and bankruptcy legislation. In addition, interest payments on CLOs and other structured vehicles (other than the most senior tranche or tranches of a given issue) are generally subject to deferral. If distributions on the collateral underlying a CLO and other structured vehicle security are insufficient to make payments on the CLOs and other structured vehicles, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of the CLO or other structured vehicle issuer to pay such deficiency will be extinguished. CLOs and other structured vehicles (particularly the subordinated interests) may provide that, to the extent funds are not available to pay interest, such interest will be deferred or paid “in kind” and added to the outstanding principal balance of the related security. Generally, the failure by the issuer of a CLO or other structured vehicles security to pay interest in cash does not constitute an event of default as long as a more senior class of securities of such issuer is outstanding and the holders of the securities that have failed to pay interest in cash (including the fund) will not have available to them any associated default remedies.

CMOs

The fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities

The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The risk of each ABS depends both on the underlying assets and the legal structure of such security. Primarily, these securities do not have the benefit of the same security interest in the related collateral (e.g., automobile loans or leases, student loans or other consumer loans). There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain ABS include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying collateral. As a result of these unscheduled payments of principal, or prepayments on the underlying collateral, the price and yield of ABS can be adversely affected.

The risk of investing in ABS is ultimately dependent upon payment of loans or leases by the debtor. The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the collateral pool, the originator of the financial obligations or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Residual Interests

The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle.

As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.

The investment in residuals will expose the fund to the highly leveraged investments in the collateral securing the other obligations of, and securities issued by, the structured finance vehicle. Therefore, the market value of these investments would be anticipated to be significantly affected by, among other things, changes in the market value of the assets, changes in the distribution on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and the availability, prices and interest rate of assets. Due to the leverage inherent in structured finance vehicle structures, changes in the value of the residuals could be greater than the changes in the values of the underlying collateral, the assets constituting which are subject to, among other things, credit and liquidity risk. Accordingly, “equity” or subordinated interests and note classes may not be paid in full and may be subject to total loss. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on each such class of changes in the value of assets, changes in the distribution on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Investors must consider with particular care the risks of leverage in residuals because, although the use of leverage creates an opportunity for substantial returns for the fund on the residuals, it increases substantially the likelihood that the fund could lose its entire investment in residuals if the pool of underlying collateral held by the relevant structured finance vehicle is adversely affected by market developments.

Investing in more senior securities issued by structured finance vehicles will involve similar risks, although the exposure of the fund to such risks will be in the context of a more senior position.

Risks Related to Specialty Finance

Litigation Finance

The fund may extend a loan to a law firm secured by future fee proceeds from some or all of such firm’s portfolio of litigation matters, or it may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

As of the date of this Prospectus, there are three classes of Shares authorized as follows:

(1) Title of Class	(2) Amount Authorized	(3) Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding Exclusive of Amount Shown Under (3)
Class I	Unlimited	5,000	5,000,000
Class S	Unlimited	0	2,500
Class D	Unlimited	0	2,500

The following provides information about the fund’s outstanding securities as of October 31, 2022.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Class I no par value	Unlimited	5,000	5,000,000
Class S no par value	Unlimited	0	2,500
Class D no par value	Unlimited	0	2,500

Changes in U.S. Law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in U.S. Law

Changes in the state and U.S. federal laws applicable to the fund, including changes to state and U.S. federal tax laws, or applicable to the Advisor, the Subadvisor and other securities or instruments in which the fund may invest, may negatively affect the fund’s returns to Shareholders. The fund may need to modify its investment strategy in the future in order to satisfy new regulatory requirements or to compete in a changed business environment.

Credit and Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Counterparty Risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract (see “Risk Factors - Hedging, Derivatives, and Other Strategic Transactions Risk”), or a borrower of the fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. If the fund invests in fixed-income securities, it will be subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing such fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the Subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Creditor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Creditor Risk

Debt is generally subject to various creditor risks, including, but not limited to: (i) the possible invalidation of a loan as a “fraudulent conveyance” under the relevant creditors’ rights laws; (ii) so called lender liability claims by the issuer of the obligations; and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any underlying property, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such property.

Distressed Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Loans Risk.

The fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk

There can be no assurance that quarterly distributions paid by the fund to Shareholders will be maintained at current levels or increase over time. The fund’s cash available for distribution may vary widely over the short- and long-term. If, for any calendar year, the total distributions made exceed the fund’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Shareholder (up to the amount of the Shareholder’s basis in his or her share of the fund) and thereafter as gain from the sale of Shares. The amount treated as a return of capital reduces the Shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares. Distributions in any year may include a substantial return of capital component. Distributions are not fixed but are declared at the discretion of the Board.

Economic and Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic and Market Events Risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates were to rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of the fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.

In addition, as the Fed increases the target Fed funds rate, any such rate increases among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021 and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.

In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU.

Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.

As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the fund’s investments may be affected, which may reduce the fund’s performance. Further, inflation may lead to a rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on the fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

ESG integration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG integration risk

The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in the manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in the fund’s investments.

The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.

Fixed-Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates. The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.

Investment-Grade Fixed-Income Securities in the Lowest Rating Category Risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of Principal Risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Extension Risk. Extension risk is the danger that borrowers will defer prepayments due to market conditions. Extension risk is generally a concern in secondary market, structured-credit product investments. For instance, rising interest rates might discourage homeowners from refinancing their mortgages, which reduces prepayment flows. That extends the duration of the loans in a mortgage-backed security beyond what the valuation and risk models initially predicted. As a result, in a period of rising interest rates, such securities may exhibit additional volatility and may lose value.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect the fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed. In addition, there may be difficulties and delays in enforcing a judgment in a foreign court resulting in potential losses to the fund.

Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.

If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund’s investments. Currency risk includes both the risk that currencies in which the fund’s investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Continental Europe. European securities may be affected significantly by economic, regulatory, or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Hedging, Derivatives, and Other Strategic Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging, Derivatives, and Other Strategic Transactions Risk

The ability of the fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its Subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select the fund’s securities. Even if the Subadvisor only uses hedging and other strategic transactions in the fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to the fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed the fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of the fund to various securities, markets, and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the fund uses derivatives for leverage, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, the fund is required to comply with the Derivatives Rule as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaces the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. On the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.

The Derivatives Rule mandates that the fund adopt and/or implement: (i) value-at-risk limitations (“VaR”); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks. The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, the fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. In addition, a fund, including money market funds, may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that: (i) the fund intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date. At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The Advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund will be subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the Subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk, and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a Subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit the fund’s ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.

Futures Contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-Rate Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Reverse Repurchase Agreements. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. A reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Shares

The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the fund is a closed-end investment company, Shares in the fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.

Although the fund, at the sole discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by Shareholders holding Shares of the fund, the fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the fund may not be able to complete repurchases due to the fund’s holding of illiquid investments. In that event, you may be able to sell your Shares only if you are able to find an investor willing to purchase your Shares. Any such sale may have to be negotiated at unfavorable prices and must comply with applicable securities laws and must be approved by the Board. Due to the requirements regarding tenders offers and the frequency with which the fund expects to offer to repurchase Shares, in the event the fund makes repurchase offers it is unlikely that the fund will be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to subscribe to more than one repurchase offer to exit the fund in the case of oversubscribed repurchase offers.

Effect of the Advisor's Incentive Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Effect of the Advisor’s Incentive Fee

The fund will allocate the Incentive Fee to the Advisor based on returns to the Shareholders. The Incentive Fee is asymmetric — it grants the Advisor a priority allocation of gains without requiring the Advisor to accept a corresponding (or any) priority allocation of losses. Accordingly, the Incentive Fee may create an incentive for the Advisor to make investments that are risky or more speculative than would be the case in the absence of such arrangement. The way in which the Incentive Fee payable to the Advisor is determined may encourage it to use leverage to increase the return on the fund’s investments. In addition, the fact that the Management Fee is payable based upon the fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Advisor to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

Inflation risk is the risk that the purchasing power of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions thereon can decline.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that fixed-income securities such as debt securities and preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund’s investments in debt securities and preferred securities means that the NAV and market price of the Shares will tend to decline if market interest rates rise. Given the historically low level of interest rates in recent years and the likelihood that interest rates will increase when the national economy strengthens, the risk of the potentially negative impact of rising interest rates on the value of the fund’s portfolio may be significant. In addition, the longer the average maturity of the fund’s portfolio of debt securities, the greater the potential impact of rising interest rates on the value of the fund’s portfolio and the less flexibility the fund may have to respond to the decreasing spread between the yield on its portfolio securities.

During periods of declining interest rates, an issuer may exercise its option to prepay principal of debt securities or to redeem preferred securities earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.

Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lending Risk

The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed companies. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the secondary market. The value of the fund’s investment in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. However, there can be no assurance that the value assigned by the fund to collateral underlying a loan of the fund can be realized upon liquidation, nor can there be any assurance that collateral will retain its value.

Moreover, loans may also be supported by collateral, the value of which may fluctuate. In addition, active lending/origination by the fund may subject it to additional regulation. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral. Should the fund need to collect on a defaulted loan, litigation could result. In addition, even before litigation is commenced, the fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party. Any litigation may consume substantial amounts of the Advisor’s and the Subadvisor’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

There will be no limits with respect to loan origination by the fund other than: (i) the diversification limits of the 1940 Act; and (ii) the restrictions on investments involving the Subadvisor’s affiliates (e.g., securitizations where the Subadvisor is sponsor).

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Leverage creates risks for Shareholders, including the likelihood of greater volatility of NAV and market price of, and distributions from, the Shares and the risk that fluctuations in the costs of borrowings may affect the return to Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund’s leveraged position if it deems such action to be appropriate. While the fund has preferred shares or borrowings outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the fund’s income available for distribution. There can be no assurance that a leveraging strategy will be successful.

The fee paid to the Advisor is calculated on the basis of the Advisor’s Managed Assets, including assets attributable to any preferred shares that may be issued or to indebtedness, so the fees will be higher when leverage is utilized. In this regard, holders of any preferred shares do not bear the Management Fee. Rather,

Shareholders bear the portion of the Management Fee attributable to the assets purchased with the proceeds, which means that Shareholders effectively bear the entire Management Fee.

Leverage may be achieved through the purchase of certain derivative instruments. The fund’s use of derivative instruments exposes the fund to special risks.

LIBOR Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Discontinuation Risk

Certain debt securities, derivatives and other financial instruments may utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, in July 2017 the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), the future utilization of LIBOR or of any particular replacement rate remains uncertain.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The

Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The fund is subject to management risk because it relies on the Subadvisor’s ability to pursue the fund’s investment objective. The Subadvisor applies investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that it will produce the desired results. The Subadvisor’s securities selections and other investment decisions might produce a loss or cause the fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Subadvisor, then the Subadvisor may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the fund from achieving its investment objective.

Natural Disasters, Adverse Weather Conditions, and Climate Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Natural Disasters, Adverse Weather Conditions, and Climate Change

Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to the fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples.

Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.

Non-Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If the fund is not diversified within the meaning of the 1940 Act, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.

Operational and Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational and Cybersecurity Risk

With the increased use of technologies, such as mobile devices and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its Shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund or fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the fund. For example, in a denial of service, fund Shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, the Subadvisor, or the fund’s other service providers may not be able to access electronic systems to perform critical duties for the fund, such as trading, NAV calculation, shareholder accounting, or fulfillment of fund share purchases and share repurchases Cybersecurity incidents could cause the fund, the Advisor, the Subadvisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the fund invests, thereby causing the fund’s investments to lose value.

Cyber-events have the potential to affect materially the fund and the Advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.

The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes, and technology or system failures.

The Advisor, the Subadvisor, and their respective affiliates have established risk management systems that seek to reduce cybersecurity and operational risks, and business continuity plans in the event of a cybersecurity breach or operational failure. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Advisor, the Subadvisor, or their respective affiliates controls the cybersecurity or operations systems of the fund’s third-party service providers (including the fund’s custodian), or those of the issuers of securities in which the fund invests.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises

(such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Potential Consequences of Regular Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Consequences of Regular Repurchase Offers

The fund’s repurchase offer policy may have the effect of decreasing the size of the fund over time from what it otherwise would have been absent significant new investments in the fund. It may also force the fund to sell assets it would not otherwise sell and/or to maintain increased amounts of cash or liquid investments at times. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase. In addition, because of the limited market for private securities held by the fund, the fund may be forced to sell its liquid securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors. It is not the intention of the fund to do this; however, it may occur.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

To qualify for the special tax treatment available to regulated investment companies, the fund must: (i) derive at least 90% of its annual gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least the sum of 90% of its net investment income (including net interest income and net short term capital gain and 90% of its net exempt interest income). If the fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the fund will be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to Shareholders. All distributions by the fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to the Shareholders as ordinary income. To the extent designated by the fund, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate Shareholders and (ii) for the dividends received deduction in the case of corporate Shareholders, provided that in each case the Shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the fund might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “Federal Income Tax Matters.”

The tax treatment and characterization of the fund’s distributions may vary significantly from time to time due to the nature of the fund’s investments. The ultimate tax characterization of the fund’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund may make distributions during a calendar year that exceed the fund’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the fund’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Shareholder’s tax basis in his or her Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Shares. The fund’s income distributions that qualify for favorable tax treatment may be affected by the IRS’s interpretations of the Code and future changes in tax laws and regulations. See “Federal Income Tax Matters.”

No assurance can be given as to what percentage of the distributions paid on Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years. See “Federal Income Tax Matters.”

To qualify as a RIC for any taxable year, the fund must, among other things, satisfy a gross income test for such taxable year. Specifically, at least 90% of the fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income. In order to avoid receiving non-qualifying income from such investments, the fund may invest in those Asset-Based Lending Investments indirectly through one or more subsidiaries organized outside of the United States (each, a “Non-US Subsidiary”). A Non-US Subsidiary will be treated as a controlled foreign corporation (a “CFC”), and the fund will be a “United States shareholder” thereof. As a result, the fund will be required to include in its gross income each taxable year all of a Non-US Subsidiary’s “subpart F income” and its “GILTI” income. It is expected that much of each Non-US Subsidiary’s income will be “subpart F income.” If a Non-US Subsidiary realizes a net loss, that loss generally will not be available to offset the fund’s income. The fund’s inclusion of a Non-US Subsidiary’s “subpart F income” in its gross income will increase the fund’s tax basis in its shares of the Non-US Subsidiary. Distributions by a Non-US Subsidiary to the fund will not be taxable to the extent of its previously undistributed “subpart F income” and will reduce the fund’s tax basis in those shares.

Although income from the Asset-Based Lending Investments held by a Non-US Subsidiary would not be Qualifying RIC Income if received directly by the fund, the Code provides that a RIC’s “subpart F income” inclusions will be treated as Qualifying RIC Income if the CFC distributes such income to the RIC during the year of inclusion. Further, the IRS has issued Regulations providing that the annual net profit, if any, realized by a Non-US Subsidiary in which the fund invests as part of its business of investing in stock or securities and included in the fund’s income under the subpart F rules will constitute “qualifying income” for purposes of remaining qualified as a RIC whether or not the included income is distributed by a Non-US Subsidiary to the fund.

For U.S. federal income tax purposes, a Non-US Subsidiary is treated as a corporation. A Non-US Subsidiary would be subject to U.S. federal income tax, at the 21% rate currently applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, a Non-US Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income. The fund expects that, in general, the activities of each Non-US Subsidiary will be conducted in a manner such that the Non-US Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. There can be no assurance, however, that a Non-US Subsidiary will not recognize any effectively connected income. The imposition of U.S. federal tax on a Non-US Subsidiary’s effectively connected income could significantly reduce the fund’s returns.

Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income and, in some cases, income from those Asset-Based Lending Investments also would result in “effectively connected income” (as described above) if received by a Non-US Subsidiary. For that reason, certain Asset-Based Lending Investments may be held by the fund indirectly through one or more subsidiaries organized in the United States (each, a “Domestic Subsidiary”). A Domestic Subsidiary would be subject to U.S. federal income tax, at the 21% rate currently applicable to U.S. corporations, on its net income and gains, as well as any applicable state income tax. Dividends paid by a Domestic Subsidiary to the fund would be Qualifying RIC Income.

The RIC diversification requirements provide that not more than 25% of the value of the fund’s total assets can be invested (x) in securities (other than U.S. government securities or securities of other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses. As a result, the fund’s total investment in certain Non-US Subsidiaries and Domestic Subsidiaries that are engaged in the same, similar or related trades or businesses is limited to no more than 25% of the value of the fund’s total assets.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk.

The Board has designated the Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor’s valuation policies and procedures. In accordance with these policies and procedures, the Advisor values the fund’s investments at fair value as determined in good faith when market quotations are not readily available or are deemed to be unreliable. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. The Advisor, as valuation designee, is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters.

Usury Limitations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Usury Limitations

Interest charged on loans originated or acquired by the fund may be subject to state usury laws imposing maximum interest rates and penalties for violations, including restitution of excess interest and unenforceability of debt.

Risks Related to Healthcare Loans and Royalty-Backed Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Healthcare Loans and Royalty-Backed Credit Investments

Healthcare Product-Related Risk

The ability of the fund to generate returns will depend in part on the success of the pharmaceutical, biotechnology, specialty and generic pharmaceuticals, medical devices and products, laboratory and diagnostics products (the “Products”) related to the fund’s investments. To the extent any risks described below adversely affect sales of Products, potential returns for Limited Partners will, in turn, be adversely affected.

Products Sales Risk

Sales from Products may be lower than their historical levels or lower than the amounts projected due to pricing pressures, insufficient demand, product competition, lack of market acceptance, obsolescence, safety or efficacy issues, restrictions on distribution imposed or requested by regulatory authorities, narrowing of the approved indication(s) for use, additions of boxed warnings or other warnings or precautions to the labeling, manufacturing shortages, loss of patent protection or other factors.

Medical Withdrawal Risk

After its regulatory approval and introduction into the market, a Product may still be subject to withdrawal from the market at the request or direction of the FDA or a foreign regulatory body. The manufacturer or marketer of a Product may voluntarily withdraw the Product from the market for medical, technical, regulatory, commercial or other reasons. There can be no assurance that a Product will not be withdrawn.

Medical Product Competition Risk

The healthcare industry is highly competitive and rapidly evolving. Each Product is subject to competition from alternative products or procedures that are now available, or that may be developed or become available in the future. The Products face competition from (i) products currently on the market that are approved for other indications, but may be subsequently approved for the same indications as those of the Products, (ii) off-label use of products approved for other indications, (iii) the introduction of new products or procedures, and/or (iv) improvements to existing products. Any of these changes may cause a Product to become more expensive than its competitors or less relevant as a therapeutic alternative, thereby decreasing the value of (and in some instances, rendering worthless) the expected revenue stream on that Product. In addition, a change of law could permit importation into the countries for which the fund is entitled to royalties for Product sales (the “Protected Countries”) of Products for which the fund may not be not entitled to royalties, which would reduce the sales of royalty bearing Products.

Licensees of the Products (“Licensees”) are responsible for the development, production, marketing and sale of the Products. The sale of the Products and the Licensees’ ability to maintain their competitive positions are related to the success of the Licensees’ respective marketing efforts. These efforts rely, in part, on the strength and reputation of a Product’s brand name, the capabilities of the Licensee’s sales force, and underlying trademarks, trade names and related intellectual property. A Licensee’s activities both in marketing the Products and in protecting its intellectual property may be outside the control of the fund. A Licensee’s failure either to market the Products actively or to diligently protect its intellectual property rights could reduce its competitive position. Other factors affecting the market position of the Products include their effectiveness, side effect profile, price and third-party insurance reimbursement policies.

Independent Medical Licensees

Revenue received by the fund is expected to include royalties paid by the Licensees or, in the case of bonds or other securities collateralized by royalties, payments supported by royalties paid by the Licensees. These Licensees are not owned by or affiliated with the fund and some of these Licensees may have interests that are different from the fund’s interests. These Licensees may be motivated to maximize income by allocating resources to other products and, in the future, may decide to focus less attention on the Products. There can be no assurance that each of these parties has adequate resources and motivation to continue to produce, market and sell the Products. Aside from any limited audit rights relating to the activities of the Licensees that the fund may have in certain circumstances, the fund does not have oversight rights with respect to the Licensees’ operations. The fund also has limited information on the Licensees’ operations. While the fund may be able to receive certain information relating to sales of Products through the exercise of audit rights and review of royalty reports, if available, the fund will not have the right to review or receive other important information relating to Products, including the results of any studies conducted by the Licensees or others, or complaints from doctors or users of the Products, that the Licensees may have. The market performance of the Products, therefore, may be diminished by any number of factors relating to the Licensees that are beyond the fund’s control.

In addition, royalty payments are determined by the Licensees based on their reported sales. Each Licensee’s calculation of the royalty payments is subject to and dependent upon the adequacy and accuracy of its sales and accounting functions, and errors may occur from time to time in the calculations made by a Licensee. While the fund may have certain audit rights with respect to the calculations and sales data for the associated royalty payments, such audit rights will be limited. In addition, such audits may occur many months following the fund’s recognition of the royalty revenue, may require the fund to adjust its royalty revenues in later periods and may require expense on the part of the fund.

Generic Medical Product Substitutes

Although the Products are based upon patents and/or patent applications with exclusive rights and may have other types of exclusivity under relevant laws, a regulatory authority may, upon expiration of such exclusivities, authorize marketing by a third party for a generic substitute for a Product, in which case the Product would become subject to competition from such generic substitute. Generic substitutes are typically sold at significantly lower prices than branded products. Governmental and other pressures to reduce pharmaceutical costs, including from third-party payers such as health maintenance organizations and health insurers, could influence physicians or pharmacies to increasingly use generic substitutes for the Products.

Potential Medical Product Liability Claims

The manufacturers, developers or marketers of the Products could become subject to product liability claims. A successful product liability claim could adversely affect the amount of revenue generated by the fund. Although the fund believes that it will not bear responsibility in the event of a product liability claim against the company manufacturing, marketing and/or selling the underlying Products, there can be no assurance that such claims would not materially and adversely affect the fund.

Patent and Other Intellectual Property Rights May Be Challenged and/or Otherwise Compromised

The success of the fund’s investments will frequently depend, at least in part, on the existence of valid and enforceable claims of issued patents and/or claims in pending patent applications in the United States and elsewhere throughout the world, and/or possibly on other forms of registered and/or unregistered intellectual property rights. For instance, in the case of royalty investments, the fund’s right to receive payments will depend on the sales of Products covered by such intellectual property rights. In the case of credit investments in companies in the healthcare industry, these companies’ performance and consequently the success of the fund’s investments in these companies will similarly be dependent on these intellectual property rights. The patents, patent applications, and/or other intellectual property rights on which these royalty streams or other investments depend may be challenged, invalidated, rendered unenforceable or otherwise compromised. By way of example only, there can be no assurance that a third party will not assert ownership or other rights in or to any such patents, patent applications or other intellectual property, or that any patent applications on which royalty streams or other investments may depend will proceed to grant. Similarly, there can be no assurance that, in the context of a patent challenge or otherwise, evidence such as prior art references, will not be uncovered that could have an adverse effect on the scope, validity or enforceability of any of the patents or on the patentability of any of the patent applications on which the royalty streams or other investments depend. Any challenge or other compromise of the patents, patent applications or other intellectual property rights on which the royalty streams or other investments depend may adversely affect the performance of the fund.

Challenges from the Licensees

Challenges to patent rights on which the royalty streams, and possibly other investments, may depend may come from Licensees as well as third parties. Pursuant to the Supreme Court decision of Medimmune v. Genentech, 549 U.S. 118, 127 S. Ct. 764 (2007), a licensee need not terminate its license agreement before seeking a declaratory judgment in federal court that the underlying patent is invalid, unenforceable, or not infringed. Therefore, there can be no assurance that a Licensee paying royalties contributing to the royalty streams will not challenge patent rights on which those royalties are based.

Medical Intellectual Property May be Infringed or Circumvented by Others

There is a risk that third parties may use the patents, patent applications and/or other intellectual property rights on which the royalty streams and other investments depend without authorization from the licensor or in the case of royalty streams, without otherwise paying royalties to the licensor. There also is a risk that companies within the healthcare industry may develop or otherwise obtain intellectual property that potentially could reduce any competitive advantage afforded by the patents, patent applications and/or other intellectual property on which the royalty streams or other investments depend. The undetected or unremedied use of these intellectual rights by third parties, and/or the design-around or circumvention of these intellectual property rights, could adversely affect the payments that the fund would receive.

Medical Trade Secrets

The fund’s right to receive payments in relation to royalty streams or other investments may depend, in part, on trade secrets, know-how and technology which are not protected by patents. This information is typically protected through confidentiality agreements with parties that have access to such information, such as collaborative partners, licensors, employees and consultants. Any of these parties may breach the agreements and disclose or use the confidential information, and third parties might learn of or use the information in some other lawful or unlawful way. Any such disclosure or use of the trade secrets, know-how or technology, whether lawful or unlawful, may adversely affect the payments that the fund would receive.

Foreign Jurisdiction Treatment of Medical Product Revenue Sources

A significant a portion of the royalty streams and other investments of the fund may relate to income generated from the manufacture, use or sale of the Products outside of the United States. The patents, patent applications and/or other intellectual property rights on which the royalty streams or other investments depend may not extend in each jurisdiction in which such Products are made, used or sold, and thus it may not be possible to prevent competitors from exploiting competing products in such markets. In addition, foreign jurisdictions have differing procedures and/or standards for prosecuting and/or maintaining patents, and may provide differing degrees of protection against the infringement or other unauthorized use of patents or other intellectual property. These variations among various international jurisdictions may affect the payments that the fund would receive.

The Fund Depends on Third Parties to Maintain, Enforce and Defend Patent Rights and Other Intellectual Property Rights on which the Fund’s Right to Receive Payments May Depend

While the value of the fund’s investments, including royalty streams may be highly dependent on the prosecution, maintenance, defense and/or enforcement of the patents, patent applications and other intellectual property rights, in most, if not all cases, the fund has no ability to control these activities and must rely on the willingness and ability of the licensor or its designee to undertake these activities. It is anticipated that the licensor or its designee will be in the best position to prosecute, maintain, enforce and/or defend the underlying patent and other intellectual property rights and that the licensor or its designee will have the requisite business and financial motivation to do so. However, there can be no assurance that these third parties will seek to vigorously prosecute, maintain, enforce or defend such rights, or that their efforts to do so will be successful. Any failure to successfully prosecute, maintain, enforce or defend such rights could have a material adverse effect on the respective investment and on the fund. The fund may not have the ability to participate in patent or other proceedings brought by or against the licensor or its designee, and if it does, the fund could incur substantial litigation costs.

Changes in Intellectual Property Law

Legislative, judicial and/or regulatory changes could occur during the term of the fund with respect to intellectual property matters that may adversely affect its ability to derive income from the royalty streams and other investments. By way of example only, in the United States, patent reform legislation is pending, that among other things, potentially could create additional risks with respect to validity and/or enforceability of patents.

Infringement of Third Party Patents and Other Intellectual Property Rights

The commercial success of the Products depends, in part, on avoiding infringement of the intellectual property rights of others. Third party issued patents or patent applications, trademarks, copyright, designs or other intellectual property rights claiming subject matter used to manufacture, market, sell and/or use the Products could exist. There can be no assurance that a license would be available for such subject matter if such infringement were to exist or, if offered, would be offered on reasonable and/or commercially feasible terms. Without such a license, it may be possible for third parties to assert infringement or other intellectual property claims against a Licensee based on such patents or other intellectual property rights. For instance, in the case of royalty streams, an adverse outcome in infringement proceedings could subject the Licensee to significant liabilities to third parties, require disputed rights to be licensed from third parties or require the Licensee to cease or modify its manufacturing, marketing, distribution, sale and/or use of the Products, thereby reducing the royalty streams.

Finite Terms and Other Contractual Matters

Rights to receive payments in respect of royalty streams typically have limited terms that are generally not subject to extension. Following the termination or expiration of the licensed intellectual property rights, or the termination or expiration of the license or contractual right to receive payments under any agreement pursuant to which the fund has the right to receive payments, the fund may not receive any further revenue related to the relevant Product, even if the Product continues to be sold. There also is a risk that disputes may arise with respect to the license agreements pertaining to the patents, patent applications and/or other intellectual property rights on which the royalty streams depend that adversely affect the fund’s right or ability to collect payments.

Product Development Risks

Though it is not the primary focus of the fund, the fund may in certain circumstances acquire some interests in Products undergoing development or clinical trials that have not yet received marketing approval by any regulatory authority. There can be no assurance that the FDA or other regulatory authorities will approve or clear such Products, or that such Products will be brought to market in a timely manner or at all. The research, development, preclinical and clinical trials, manufacturing, labeling, and marketing related to a health care company’s products are subject to an extensive regulatory approval process by regulatory agencies. The process for obtaining required regulatory approvals, including the required preclinical and clinical testing, is very lengthy, costly, and uncertain. There can be no guarantee that, even after such time and expenditures, a company will be able to obtain the necessary regulatory approvals for clinical testing or for the manufacturing or marketing of any products or that the approved labeling will be sufficient for favorable marketing and promotional activities. If a company is unable to obtain these approvals in a timely fashion, or if after approval for marketing, a product is later shown to be ineffective or to have unacceptable side effects not discovered during testing, the company may experience significant adverse effects, which in turn could negatively affect the performance of the fund.

Manufacturing and Supply Risk

Pharmaceutical products are manufactured in specialized facilities that, in major markets, require the approval of, and are subject to ongoing regulation by, regulatory agencies. For example, in the United States, Europe, and Japan (among other countries), drug product manufacturers must achieve and maintain compliance with current Good Manufacturing Practices (“GMPs”) set forth in national regulations and harmonized guidelines developed through the International Conference on Harmonization (“ICH”). To the extent these manufacturing standards are not met, manufacturing facilities may be closed or the production of applicable Products may be interrupted until such time as any deficiencies noted by such agencies are remedied. Any such closure or interruption may interrupt, for an indefinite period of time, the manufacture and distribution of a Product.

In addition, manufacturers of such Products may rely on third parties for aspects of the manufacturing process, including packaging of the Products or supplying bulk raw material used in the manufacture of the Products. Licensees generally rely on a small number of key, highly specialized suppliers, manufacturers and packagers. Any interruptions, however minimal, in the operation of these facilities could have a material adverse effect on Product sales.

Medical Enforcement Risk

Marketed medical products are subject to extensive postmarketing requirements, including laws and regulations related to advertising and promotion, safety surveillance and reporting, and price reporting. Failure to comply with these requirements could result in a range of enforcement actions that could have a material adverse effect on Product sales, including investigations, administrative penalties, judicial oversight, and potentially even market withdrawal.

Uncertainty Related to Healthcare Reimbursement and Reform Measures

In both the U.S. and foreign markets, sales of a health care company’s products and its success depend in part on the availability of reimbursement from third-party payors, including government health administration authorities (such as Medicare or Medicaid in the United States), private health insurers, and other health management organizations. The revenues and profitability of life sciences companies may be affected by the continuing efforts of governmental and other payors to contain or reduce the costs of healthcare. Payors are increasingly challenging the prices charged for medical products and services that they reimburse. If the Products of the companies the fund invests in are determined to not meet the criteria for coverage or reimbursement, these organizations may not reimburse the Products or may at lower levels. Significant uncertainty exists as to the reimbursement status of newly approved products. There can be no assurance that a company’s proposed product will be considered cost-effective or that adequate third-party reimbursement will be available to enable a company to maintain price levels sufficient to realize an appropriate return on its investment in product development.

In addition, changes in government legislation or regulation, changes in formulary or compendia listings, or changes in payors’ policies may reduce reimbursement of such products. If reimbursement is reduced or is not available for a Product, sales would diminish and decrease cash flows available to satisfy royalty payment obligations, thereby harming the fund’s revenue. In addition, macroeconomic factors may affect the ability of patients to pay for Products by, for example, diminishing the income patients have to pay out-of-pocket costs and/or obtain sufficient health insurance coverage.

Risks Related to Transportation Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Transportation Investments

The Fund’s Aviation Investment Strategy Depends on the Continual Leasing and Remarketing of Aircrafts and Aircraft Engines

The fund’s ability to lease and remarket its aircrafts or aircraft engines will depend on general market and competitive conditions at the time the initial leases are entered into and expire. If the fund is not able to lease or remarket an aircraft or aircraft engine or to do so on favorable terms, it may be required to attempt to sell the aircraft or aircraft engine to provide funds for debt service obligations or other expenses. The fund’s ability to lease, remarket or sell the aircraft or aircraft engine on favorable terms or without significant off-lease time and costs could be negatively affected by depressed conditions in the commercial aviation industry, airline bankruptcies, the effects of terrorism, war, natural disasters and/or epidemic diseases on airline passenger traffic trends, declines in the values of aircrafts and aircraft engines, and various other general market and competitive conditions and factors which are outside of the fund’s control. If the fund is unable to lease and remarket its aircraft or aircraft engine on favorable terms, the fund may incur substantial losses.

The Fund Could Incur Significant Costs Resulting from Aviation Lease Defaults

If the fund is required to repossess an aircraft or aircraft engine after a lessee default, it may incur significant costs. Those costs likely would include legal and other expenses associated with court or other governmental proceedings, particularly if the lessee is contesting the proceedings or is in bankruptcy. In addition, during any such proceedings the relevant aircraft or aircraft engine would likely not be generating revenue. The fund could also incur substantial maintenance, refurbishment or repair costs if a defaulting lessee fails to pay such costs and where such maintenance, refurbishment or repairs are necessary to put the aircraft or aircraft engine in suitable condition for remarketing or sale. The fund may also incur storage costs associated with any aircraft or aircraft engine that the fund repossesses and is unable to place immediately with another lessee.

It may also be necessary to pay off liens, taxes and other governmental charges on the aircraft or aircraft engine to obtain clear possession and to remarket the aircraft or aircraft engine effectively, including, in some cases, liens that the lessor might have incurred in connection with the operation of its other aircrafts or aircraft engines. The fund could also incur other costs in connection with the physical possession of the aircraft or aircraft engine.

The fund may suffer other negative consequences as a result of a lessee default, the related termination of the lease and the repossession of the related aircraft or aircraft engine. It is likely that its rights upon a lessee default will vary significantly depending upon the jurisdiction and the applicable law, including the need to obtain a court order for repossession of the aircraft or aircraft engine and/or consents for deregistration or export of the aircraft or aircraft engine. It is expected that when a defaulting lessee is in bankruptcy, protective administration, insolvency or similar proceedings, additional limitations may apply. Certain jurisdictions give rights to the trustee in bankruptcy or a similar officer to assume or reject the lease or to assign it to a third party, or entitle the lessee or another third party to retain possession of the aircraft or aircraft engine without paying lease rentals or performing all or some of the obligations under the relevant lease.

If the fund repossesses an aircraft or aircraft engine, the fund may not necessarily be able to export or deregister and profitably redeploy the aircraft or aircraft engine. For instance, where a lessee or other operator flies only domestic routes in the jurisdiction in which the aircraft or aircraft engine is registered, repossession may be more difficult, especially if the jurisdiction permits the lessee or the other operator to resist deregistration. The fund may also incur significant costs in retrieving or recreating records required for registration of the aircraft or aircraft engine, and in obtaining the Certificate of Airworthiness for an aircraft or aircraft engine. If, upon a lessee default, the fund incurs significant costs in connection with repossessing its aircraft or aircraft engine, is delayed in repossessing its aircraft or aircraft engine or is unable to obtain possession of its aircraft or aircraft engine as a result of lessee defaults, the fund may incur substantial losses.

The Fund May Experience Abnormally High Maintenance or Obsolescence Issues with Its Aircraft or Aircraft Engine

Aircrafts and aircraft engines are long-lived assets, requiring long lead times to develop and manufacture, with particular types and models becoming obsolete or less in demand over time when newer, more advanced aircrafts or aircraft engines are manufactured. The fund’s aircrafts and aircraft engines have exposure to obsolescence, particularly if unanticipated events occur which shorten the life cycle of such aircraft or aircraft engine types. These events include but are not limited to government regulation, technological innovations or changes in airline customers’ preferences. These events may shorten the life cycle for aircraft or aircraft engine types in the fund’s fleet and, accordingly, may negatively impact lease rates or result in losses.

Further, variable expenses like fuel, crew or aging aircraft or aircraft engine corrosion control or modification programs and airworthiness directives could make the operation of older aircraft more costly to the fund’s lessees and may result in increased lessee defaults. The fund may also incur some of these increased maintenance expenses and regulatory costs upon acquisition or remarketing of its aircraft or aircraft engine. Any of these expenses or costs may cause the fund to incur substantial losses.

The Value of the Aircrafts or Aircraft Engines the Fund Will Acquire and the Market Rates for Leases Could Decline

Aircraft or aircraft engine values and market rates for leases have from time to time experienced sharp decreases due to a number of factors including, but not limited to, decreases in passenger demand, increases in fuel costs, government regulation and increases in interest rates. Operating leases place the risk of realization of residual values on aircraft or aircraft engine lessors because only a portion of the equipment’s value is covered by contractual cash flows at lease inception. In addition to factors linked to the commercial aviation industry generally, many other factors may affect the value of the aircraft or aircraft engine that the fund acquires and market rates for leases, including:

•	the particular maintenance, operating history and documentary records of the aircraft or aircraft engine;
•	the number of operators using that type of aircraft or aircraft engine;
•	aircraft or aircraft engine age;
•	the regulatory authority under which the aircraft or aircraft engine is operated;
•	any renegotiation of an existing lease on less favorable terms;
•	the negotiability of clear title free from mechanics’ liens and encumbrances;
•	any regulatory and legal requirements that must be satisfied before the aircraft or aircraft engine can be purchased, sold or re-leased;
•	compatibility of aircraft or aircraft engine configurations or specifications with other aircrafts or aircraft engines owned by operators of that type;
•	comparative value based on newly manufactured competitive aircrafts or aircraft engines; and
•	the availability of spare parts.

Any decrease in the value of aircrafts or aircraft engines that the fund acquires and market rates for leases, which may result from the above factors or other unanticipated factors, could cause the fund to incur substantial losses.

Liability Risk as Lessor

Section 44112 of Title 49 of the United States Code (“Section 44112”) provides that lessors of aircrafts or aircraft engines generally will not be liable for any personal injury or death, or damage to or loss of property (collectively, for purposes of this section, “Losses”); provided that such lessor is not in actual possession or control of the equipment at the time of such Loss. Under common law, the owner of an aircraft or aircraft engine may be held liable for injuries or damage to passengers or property, and such damage awards can be substantial. Because certain case law interpreting Section 44112 provides that lessors of aircrafts or aircraft engines may be liable for Losses, there can be no assurance that the provisions of Section 44112 would fully protect the lessor and the fund from all liabilities in connection with any Losses that may be caused by any aircraft or aircraft engine it owns. Therefore, each lessee typically will be required to indemnify the fund for, or insure the fund against, such claims by third parties. Nonetheless, in the event that Section 44112 does not apply in a particular action, there is the possibility that the lessee might not have the financial resources or insurance to fulfill its indemnity obligations. It should be noted, however, that this description is limited to U.S. law, and to the extent that the law in foreign jurisdictions is applicable (e.g., in a jurisdiction where an accident occurs), different rules may apply. For example, certain foreign jurisdictions may impose strict liability upon an owner of an aircraft or an aircraft engine. Such liability may apply with respect to claims of passengers, employees or third parties for death, injury and/or damages to public or private property (including consequences of terrorist attacks) or environmental damages. Operators and airlines may be unable or unwilling to indemnify the fund, resulting in losses to the fund.

Risks of Aircraft or Aircraft Engine Lease Receivables, Enhanced Equipment Trust Certificates, Aircraft Engine Mortgages and other Aviation-Related Asset-Backed Securities that Seek to Monetize Leases or Mortgages [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Aircraft or Aircraft Engine Lease Receivables, Enhanced Equipment Trust Certificates, Aircraft Engine Mortgages and other Aviation-Related Asset-Backed Securities that Seek to Monetize Leases or Mortgages

The fund may invest in airline/aircraft or aircraft engine assets, which may include aircraft or aircraft engine lease receivables (“ALRs”). ALRs are asset-backed securities that are generally structured as pass-through trusts. The aircraft or aircraft engine is sold to the trust which leases it to the airline companies. Unlike receivables backed by loans or interest rates, however, ALRs may entail a higher risk because of the nature of the underlying assets, which are expensive to maintain and operate and are difficult to sell. Moreover, aircrafts and aircraft engines are subject to many laws in different jurisdictions, and the repossession of the aircraft or aircraft engine from lessees may be difficult and costly.

In addition, the fund may invest in enhanced equipment trust certificates (“EETCs”). Although any entity may issue EETCs, to date, U.S. airlines are the primary issuers. An airline EETC is an obligation secured by the aircrafts or aircraft engines as collateral. EETCs may be less liquid than other investments.

Furthermore, the fund may invest in aviation-related asset-backed securities that seek to monetize leases or mortgages. Aircraft and aircraft engine mortgage monetization notes and aircraft and aircraft engine lease monetization notes are asset-backed securities that represent interests in pools of aircraft and aircraft engine mortgages or operating leases, respectively, on various aircraft and aircraft engine types of airlines located throughout the world. Holders of such securities bear various risks, including, among other things, lease rates and residual values, increased fuel costs, credit, technological, legal, regulatory, terrorism and geopolitical risks. Uncertainty and instability in certain countries in which airlines are located could have a material adverse effect on such securities as well. Additionally, with respect to lease monetization notes, portfolio management and the remarketing and re-leasing of aircrafts and aircraft engines upon lease expiration or default is typically the responsibility of a designated servicer. No assurance can be given that the aircraft or aircraft engine will be re-leased after the expiration of the initial term, or if re-leased, on the same terms or on more favorable terms. Further, the value of aircraft or aircraft engine mortgage monetization notes and aircraft and aircraft engine lease monetization notes are affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the collateral pool, the originator of the financial obligations or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement. Finally, aircrafts and aircraft engines are subject to many laws in different jurisdictions, and the repossession of aircrafts and aircraft engines from lessees or borrowers may be difficult and costly.

Investments by the fund in single aircraft or aircraft engine mortgages on the secondary market will be subject to similar risks as investments in aircraft and aircraft engine mortgage monetization notes. However, such investments may not have the benefit of diversification across a wider range of aircraft and aircraft engine assets and airlines or credit enhancement as may be the case with aircraft and aircraft engine mortgage monetization notes.

Airline Regulation

The airline industry is subject to regulation in the United States by, among others, the U.S. Department of Transportation and the U.S. Federal Aviation Administration (“FAA”) and outside the U.S. by additional agencies.

Failure to Obtain Certain Required Licenses and Approvals

Airlines are subject to extensive regulation under the laws of the jurisdictions in which they are registered and in which they operate. As a result, the fund expects that certain aspects of its leases will require licenses, consents or approvals, including consents from governmental or regulatory authorities for certain payments under its leases and for the import, export or deregistration of the aircraft or aircraft engine. Subsequent changes in applicable law or administrative practice may increase such requirements and governmental consent, once given, could be withdrawn. Furthermore, consents needed in connection with the future remarketing or sale of an aircraft or aircraft engine may not be forthcoming. Any of these events could negatively affect the fund’s ability to remarket or sell aircrafts or aircraft engines which may cause the fund to incur substantial losses.

Effects of the Aviation Security Act

The U.S. Aviation and Transportation Security Act (the “Aviation Security Act”), among other things, subjects substantially all aspects of U.S. civil aviation security to federal oversight and mandates enhanced security measures, including: (i) improved flight deck security; (ii) deployment of federal air marshals on flights; (iii) improved security of airport perimeter access; (iv) airline crew security training; (v) augmented security screening of passengers, baggage, cargo, mail, employees and vendors; (vi) improved training and qualifications of security screening personnel; (vii) additional provision of passenger data to U.S. Customs and Border Protection; and (viii) more detailed background checks on passengers and airline and airport personnel. The implementation of the requirement that all checked baggage be screened by explosives detection systems has resulted, and may continue to result, in significant equipment acquisitions by the government and changes to baggage processing facilities and procedures. The changes mandated by the Aviation Security Act have increased costs for airlines providing service in the U.S., and have resulted in delays and disruptions to air travel, which have adversely affected, and may to continue to adversely affect, the aviation industry in general. It is expected that the Aviation Security Act will continue to impose additional costs on the airlines and may adversely impact the performance of the fund.

Effect of Airworthiness Directives and Operating Restrictions

The maintenance and operation of aircraft and aircraft engines are strictly regulated by the FAA in the U.S. and similar governmental authorities in foreign jurisdictions. These rules and regulations govern such matters as certification, registration, inspection, operation and maintenance procedures, personnel certification and record keeping. Periodically, the FAA issues airworthiness directives requiring changes to aircraft or aircraft engine maintenance programs and procedures. Such airworthiness directives are issued from time to time with respect to aircraft and aircraft engines to ensure that they remain airworthy and safe. Future regulatory changes may also increase the cost of operating and/or maintaining aircraft and aircraft engines, which may adversely affect their residual value and the profitability of the fund, as can the failure of a lessee to comply with the maintenance provisions as set forth in its lease. The cost of compliance with such requirements may be significant.

Environmental Regulations May Negatively Affect the Airline Industry

Governmental regulations regarding aircraft and aircraft engine noise and emissions levels apply based on where the relevant aircraft or aircraft engine is registered and operated. For example, jurisdictions throughout the world have adopted noise regulations which require all aircrafts and aircraft engines to comply with noise level standards. In addition to the current requirements, the United States and the International Civil Aviation Organization (the “ICAO”), have specific standards for noise levels which applies to engines manufactured or certified on or after January 1, 2006. Currently, U.S. regulations would not require any phase-out of aircrafts or aircraft engines that qualified with the older standards applicable to engines manufactured or certified prior to January 1, 2006, but the European Union has established a framework for the imposition of operating limitations on aircrafts and aircraft engines that do not comply with the new standards and has incorporated aviation-related emissions into the European Union’s Emission Trading Scheme beginning in 2013. These regulations could limit the economic life of the aircraft and aircraft engines, reduce their value, limit the fund’s ability to lease or sell the non-compliant aircraft and aircraft engines or, if engine modifications are permitted, require the fund to make significant additional investments in the aircraft and aircraft engines to make them compliant.

In addition to more stringent noise restrictions, the United States and other jurisdictions are beginning to impose more stringent limits on nitrogen oxide, carbon monoxide and carbon dioxide emissions from engines, consistent with current ICAO standards. These limits generally apply only to engines manufactured after 1999. Because aircraft engines are replaced from time to time in the normal course, it is likely that the number of such engines would increase over time. The ICAO is developing a global scheme based on market-based measures to limit CO2 emissions from international aviation to be implementing by 2020. Concerns over global warming could result in more stringent limitations on the operation of aircraft powered by older, noncompliant engines, as well as newer engines.

European countries generally have relatively strict environmental regulations that can restrict operational flexibility and decrease aircraft and aircraft engine productivity. The European Union’s Emissions Trading Scheme requires that all of the emissions associated with international flights that land or take off within the European Union are subject to the trading program, even those emissions that are emitted outside of the European Union. The United Kingdom doubled its air passenger duties, in recognition of the environmental costs of air travel and similar measures may be implemented in other jurisdictions as a result of environmental concerns.

These regulations could limit the economic life of the aircraft and aircraft engines, reduce their value, limit the fund’s ability to lease or sell the compliance aircraft and aircraft engines or, if engine modifications are permitted, require the fund to make significant additional investments in the aircraft and aircraft engines to make them compliant, which could cause the fund to incur substantial losses. Further, compliance with current or future regulations, taxes or duties imposed to deal with environmental concerns could cause lessees to incur higher costs and to generate lower net revenues, resulting in a negative impact on their financial conditions. Consequently, such compliance may affect lessees’ ability to make rental and other lease payments and reduce the value the fund receives for the aircraft or aircraft engine upon any disposition, which could cause the fund to incur substantial losses.

Cyclical Nature of the Maritime Sector

The maritime sector is cyclical, with volatility in charter rates, profitability and vessel values. Future demand for vessels will be dependent upon continued economic growth in numerous international economies, and will be influenced by seasonal and regional changes in demand and changes in the capacity of the world’s shipping fleets. A decline in demand for commodities or other products transported in ships or an increase in the supply of such vessels could materially adversely affect the fund’s investments. Historically, demand for vessels has generally been influenced by factors including global and regional economic conditions, developments in international trade, changes in seaborne and other transportation patterns, such as port congestion and canal closures, currency exchange rates, armed conflict and terrorist activities including piracy, political developments, and sanctions, embargoes and strikes. Additionally, supply of vessels has generally been influenced by factors including the number of expected new building vessel deliveries, the scrapping rate of older vessels, access to traditional debt to finance the construction of new vessels, changes in environmental or other regulations that may limit the useful life of certain vessels.

In addition to the prevailing and anticipated freight rates, factors that affect the rate of newbuilding, scrapping and laying-up include new building prices, secondhand vessel values in relation to scrap prices, costs of fuel supplies and other operating costs, costs associated with classification society surveys, normal maintenance and insurance coverage, the efficiency and age profile of the existing fleet in the market and government and industry regulation of maritime transportation practices, particularly environmental protection laws and regulations. These factors influencing the supply of and demand for shipping capacity are outside of the fund’s control, and the Subadvisor may not be able to correctly assess the nature, timing and degree of changes in industry conditions.

Maritime Risks

The operation of an ocean-going vessel carries inherent risks. These risks include, among others, the possibility of marine disaster, piracy, environmental accidents, grounding, fire, explosions and collisions, cargo and property losses or damage, business interruptions caused by mechanical failure, human error, war, terrorism, political action in various countries, labor strikes or adverse weather conditions and work stoppages or other labor problems with crew members serving on vessels including crew strikes and/or boycotts.

Such occurrences could result in death or injury to persons, loss of property or environmental damage, delays in the delivery of cargo, loss of revenues from or termination of charter contracts, governmental fines, penalties or restrictions on conducting business, higher insurance rates and damage to counterparties’ reputation and customer relationships generally.

International Operations Risks

The maritime sector is an inherently risky business involving global operations. A counterparty’s vessels will be at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. All these hazards can result in death or injury to persons, increased costs, loss of revenues, loss or damage to property (including cargo), environmental damage, higher insurance rates, damage to the counterparty’s customer relationships, harm to its reputation as a safe and reliable operator and delay or rerouting. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes and boycotts. These sorts of events could interfere with shipping routes and result in market disruptions which could have a material adverse effect on the fund’s financial condition, cash flows and ability to pay distributions.

Maritime Claims

Maritime claimants may seek to arrest a vessel owned or held by a counterparty and used as security for an investment by the fund. Crew members, suppliers of goods and services to a vessel and other parties may be entitled to maritime liens against that vessel for unsatisfied debts, claims or damages, which liens may be senior to the fund’s investment in the capital structure of a counterparty. In many jurisdictions, a maritime lien holder may enforce its lien by arresting or attaching a vessel and commencing foreclosure proceedings. The arrest or attachment of one or more of the vessels of a counterparty could result in a significant loss of earnings for the related off-hire period. In addition, in some jurisdictions, under the “sister ship” theory of liability, a claimant may arrest both the vessel that is subject to the claimant’s maritime lien and any “associated” vessel, which is any vessel owned or controlled by the same owner. In countries with “sister ship” liability laws, claims might be asserted against a counterparty or any of its vessels for liabilities of other vessels that it owns. The arrest or attachment of one or more vessels could have an adverse impact on the performance of the fund.

Risks Related to Commercial Real Estate and Residential Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Commercial Real Estate and Residential Real Estate Investments

Investments in Real Estate Investments and Real Estate Debt Generally

The fund seeks to originate and acquire loans secured by commercial or residential real estate. Any deterioration of real estate fundamentals generally could negatively impact the fund’s performance by making it more difficult for borrowers to satisfy their debt payment obligations, increasing the default risk applicable to borrowers and making it relatively more difficult for the fund to meet its investment objective. Real estate investments are subject to various risks, including: (i) economic and market fluctuations; (ii) changes in environmental, zoning and other laws; (iii) casualty or condemnation losses; (iv) regulatory limitations on rents; (v) decreases in property values; (vi) changes in the appeal of properties to tenants; (vii) tenant defaults; (viii) changes in supply and demand; (ix) energy supply shortages; (x) various uninsured or uninsurable risks; (xi) natural disasters; (xii) changes in government regulations (such as rent control); (xiii) changes in the availability of debt financing and/or mortgage funds which may render the sale or refinancing of properties difficult or impracticable; (xiv) increased mortgage defaults; (xv) increases in borrowing rates; and (xvi) negative developments in the economy that depress travel activity, demand and real estate values generally.

Debt investments are subject to credit and interest rate risks.

Risks Associated with Commercial Real Estate Loans

Loans on commercial real estate properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial real estate properties tend to be unique and are more difficult to value than residential properties. Commercial real estate loans also tend to have shorter maturities than residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the collateral property at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Investing in commercial real estate loans is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with commercial real estate loans also have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. Commercial real estate loans generally are non-recourse to borrowers. Commercial real estate loans are subject to the effects of: (i) the ability of tenants to make lease payments; (ii) the ability of a property to attract and retain tenants, which may in turn be affected by local conditions, such as an oversupply of space or a reduction in demand for rental space in the area, the attractiveness of properties to tenants, competition from other available space and the ability of the owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (iii) the failure or insolvency of tenant businesses; (iv) interest rate levels and the availability of credit to refinance such loans at or prior to maturity; (v) compliance with regulatory requirements and applicable laws, including environmental controls and regulations and (vi) increased operating costs, including energy costs and real estate taxes. Also, there may be costs and delays involved in enforcing rights of a property owner against tenants in default under the terms of leases with respect to commercial properties and such tenants may seek the protection of the bankruptcy laws, which can result in termination of lease contracts. If the properties securing the loans do not generate sufficient income to meet operating expenses, debt service, capital expenditure and tenant improvements, the obligors under the loans may be unable to make payments of principal and interest in a timely fashion. Income from and values of properties are also affected by such factors as the quality of the property manager, applicable laws, including tax laws, interest rate levels, the availability of financing for owners and tenants and the impact of and costs of compliance with environmental controls and regulations.

Risks Associated with Residential Mortgage Loans

The fund may invest in loans secured by residential real estate, including potentially mortgages made to borrowers with lower credit scores. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value.

Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. Borrowers with adjustable payment mortgage loans will be exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, to the rate computed in accordance with the applicable index and margin.

Certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the required minimum monthly payments are less than the interest accrued on the loan, the interest shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

The market for mortgage loans has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities previously implemented initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. Similar initiatives may be implemented in the future. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Risks Associated with Mezzanine Investments

The fund may invest in mezzanine debt which has significant leverage ranking ahead of the fund’s investment. While the Subadvisor anticipates that the fund’s investment will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the fund’s investment, and will usually benefit from cross-default provisions, some or all of such terms may not be part of particular investments. The Subadvisor anticipates that the fund’s usual security for its mezzanine investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in some cases the fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the fund will be restricted in the exercise of its rights in respect of its mezzanine investments by the terms of subordination agreements between it and the debt or other securities ranking ahead of the mezzanine capital. Accordingly, the fund may not be able to take the steps necessary to protect its mezzanine investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the fund.

Risks Associated With B-notes and Preferred Equity Interests

The fund may hold B-notes and preferred equity interests, each of which are subordinate or otherwise junior in a borrower’s capital structure and involve privately negotiated structures. To the extent the fund holds subordinated debt or mezzanine tranches of a borrower’s capital structure or preferred equity interests, such investments and the fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in the borrower’s capital structure and, to the extent applicable, contractual intercreditor and/or participation agreement provisions, which will expose the fund to greater risk of loss.

As the terms of such loans and investments are subject to contractual relationships among lenders, co-lending agents and others, they can vary significantly in their structural characteristics and other risks. For example, the rights of holders of B-notes to control the process following a borrower default may vary from transaction to transaction. Further, B-notes typically are secured by a single property and accordingly reflect the risks associated with significant concentration.

Risks Associated with Construction Loans

The fund may invest in mortgage loans used to finance the cost of construction or rehabilitation of a property, including ground up construction. Such construction lending may expose the fund to increased lending risks. Construction loans generally expose a lender to greater risk of non-payment and loss than permanent commercial mortgage loans because repayment of the loans often depends on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of construction and stabilization of the project, or operation of the property with an income stream sufficient to meet operating expenses, including debt service on such replacement financing. For construction loans, increased risks include the accuracy of the estimate of the property’s value at completion of construction and the estimated cost of construction—all of which may be affected by unanticipated construction delays and cost over-runs. Construction delays and cost over-runs may result from increasing costs or shortages of skilled labor and/or framing, concrete, steel and other building materials, environmental damage, delays in obtaining the requisite approvals, permits, licenses or certifications from the relevant authorities, legal actions, work stoppages, operational issues relating to construction, budget overruns and lack of financing. Construction loans typically involve an expectation that the borrower’s sponsors will contribute sufficient equity funds in order to keep the loan “in balance,” and the sponsors’ failure or inability to meet this obligation could also result in delays in construction or an inability to complete construction. Construction loans also expose the lender to additional risks of contractor non-performance, or borrower disputes with contractors resulting in mechanic’s or materialmen’s liens on the property and possible further delay in construction.

In addition, as the lender under a construction loan, the fund may be obligated to fund all or a significant portion of the loan at one or more future dates. The fund may not have the funds available at such future date(s) to meet its funding obligations under the loan. In that event, the fund would likely be in breach of the loan unless it is able to acquire the funds from alternative sources, which it may not be able to achieve on favorable terms or at all. Furthermore, construction loans may have multiple lenders and if another lender fails to fund its obligations, the fund could be faced with the choice of either funding for that defaulting lender or suffering a delay or protracted interruption in the progress of construction.

Risks Related to Consumer-Related Asset-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Consumer-Related Asset-Backed Securities

Asset-Backed Securities. See Asset-Backed Securities below.

Consumer Finance Industry Regulatory Environment

The fund may be subject to a wide variety of laws and regulations in the jurisdictions where it operates in respect of its consumer finance activities, including supervision and licensing by numerous governmental entities. These laws and regulations may create significant constraints on the fund’s consumer finance investments and result in significant costs related to compliance. Failure to comply with these laws and regulations could impair the ability of the fund to continue to make such investments and result in substantial civil and criminal penalties, monetary damages, attorneys’ fees and costs, possible revocation of licenses, and damage to reputation, brand and customer relationships.

The Dodd-Frank Act imposes significant regulatory oversight on the financial industry and grants the Consumer Financial Protection Bureau, or the CFPB, extensive rulemaking and enforcement authority, all of which may substantially impact the fund’s consumer finance investments.

The fund may also invest in other consumer debt and specialty finance markets, including, but not limited to, credit card receivables, asset-backed regulatory relief transactions, litigation finance, royalty transactions, equipment (e.g., renewable energy, construction, information technology, medical, logistics) and insurance-linked contracts.

Noncompliance with Consumer Financial Protection Laws

If certain consumer loan contracts do not comply with U.S. federal and state consumer financial protection laws, the servicer may be prevented from or delayed in collecting the loan contract. Also, some of these laws may provide that the assignee of a consumer contract (such as the issuing entity) is liable to the obligor for any failure of the contract to comply with these laws. This could result in delays in payment or losses on such loan contracts.

Risks Associated with Corporate Asset-Based Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Corporate Asset-Based Credit

The fund may invest in asset-based corporate credit secured by real estate, equipment, receivables, inventory and intellectual property rights. A fundamental risk associated with the fund’s investments in asset-based corporate credit is that the companies in whose debt the fund invests will be unable to make regular payments (e.g., principal and interest payments) when due, or at all, or otherwise fail to perform. A number of factors may impact the failure of such companies to make payments on their loans, such as, among other factors, (i) an adverse development in their business, (ii) an economic downturn, (iii) poor performance by their management teams, (iv) legal, tax or regulatory changes, (v) a change in the competitive environment, or (vi) a force majeure event. The companies may be operating at a loss or have significant variations in operating results, or may otherwise be experiencing financial distress even when the Subadvisor expects them to remain stable. Additionally, the companies may require substantial additional capital to support their operations or to maintain their competitive position and as a result of that may become highly leveraged.

For further information, see “Asset-Backed Securities” below.

Risks Related to Liquid Securitized Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Liquid Securitized Credit

Asset-Backed Securities.

For the risks of investing in asset-back securities, see “Asset-Backed Securities” below.

Commercial Mortgage-Backed Securities

Collateral underlying CMBS generally consists of mortgage loans secured by income producing property, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, rental apartments, nursing homes, senior living centers and self-storage properties. The fund may invest directly in CMBS. Performance of a commercial mortgage loan depends primarily on the net income generated by the underlying mortgaged property. The market value of a commercial property similarly depends on its income-generating ability. As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Any decrease in income or value of the commercial real estate underlying an issue of CMBS could result in cash flow delays and losses on the related issue of CMBS.

Most commercial mortgage loans underlying CMBS are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related CMBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of CMBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related CMBS. Revenues from the assets underlying such CMBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow. The owner of CMBS does not have a contractual relationship with the borrowers of the underlying commercial mortgage loans. The CMBS holder typically has no right directly to enforce compliance by the borrowers with the terms of the loan agreement, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the underlying loan agreements, nor to move directly against the collateral supporting the related loans.

At any one time, a portfolio of CMBS may be backed by commercial mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the commercial mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Residential Mortgage-Backed Securities

Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Residential mortgage loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued may be guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the related mortgaged property or properties are located, the terms of the loan, the borrower’s “equity” in the mortgaged property or properties and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed single-family properties may be very limited.

At any one time, a portfolio of RMBS may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Prepayments on the underlying residential mortgage loans in an issue of RMBS will be influenced by the prepayment provisions of the related mortgage notes and may also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. RMBS are particularly susceptible to prepayment risks as they generally do not contain prepayment penalties and a reduction in interest rates will increase the prepayments on the RMBS, resulting in a reduction in yield to maturity for holders of such securities.

The mortgage-backed securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities may implement initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. These initiatives could involve forbearance of mortgage payments or suspension or restrictions of foreclosures and evictions. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Risks Associated With “B-pieces”

The fund may invest in, or, in the event the fund finances its assets through securitization transactions, it may retain, so-called “B-pieces”, representing the most subordinated tranches issued by a CMBS, RMBS or other securitization. Although CMBS and RMBS generally have the benefit of first ranking security (or other exclusive priority rights) over any collateral, the timing and manner of the disposition of such collateral will be controlled by the related servicers, and in certain cases, may be controlled by or subject to consultation rights of holders of more senior classes of securities outstanding or by an operating advisor appointed to protect the interests of such senior classes. There can be no assurance that the proceeds of any sale of collateral or other realization on collateral will be adequate to repay the fund’s investment in full, or at all. In addition, “B-pieces” generally receive principal distributions only after more senior classes of CMBS and RMBS have been paid in full, and receive interest distributions only after the interest distributions then due to more senior classes have been paid. As a result, investors in “B-pieces” will generally bear the effects of losses and shortfalls on the underlying loans and unreimbursed expenses of the CMBS or RMBS issuer before the holders of other classes of CMBS or RMBS with a higher payment priority, with the concomitant potential for a higher risk of loss for such “B-pieces.” In addition, the prioritization of payments of principal to senior classes may cause the repayment of principal of such “B-pieces” to be delayed and/or reduced. Generally, all principal payments received on the mortgage loans will be first allocated to more senior classes of CMBS or RMBS, in each case, until their respective principal balances are reduced to zero, before principal is allocated to the “B-pieces” of CMBS or RMBS. Therefore, “B-pieces” may not receive any principal for a substantial period of time. In addition, generally “B-pieces” will be subject to the allocation of “appraisal reductions” which will restrict their ability to receive any advances of interest that might otherwise be made by the related servicer.

Generally, a shortfall in payment to investors in “B-pieces” of CMBS or RMBS will not result in a default being declared or the restructuring or unwinding of the transaction. To the extent that “B-pieces” represent a small percentage of the CMBS or RMBS issued in relation to the underlying collateral, a small loss in the value of such collateral may result in a substantial loss for the holders of such “B-pieces” and may impact the performance of the fund.

CLOs

The fund’s investments in CLOs and other structured vehicles will be frequently subordinate in right of payment to other securities sold by the applicable CLO or other structured vehicle and will not be readily marketable. Depending upon the default rate on the collateral of the CLO and other structured vehicles, the fund may incur substantial losses on its investments. In addition, when the fund sells securities or assets held by it to a CLO and other structured vehicle, the fund may not receive any residual interest in such CLO and other structured vehicle so that any profits that the fund might have recognized on such securities or assets will no longer inure to the benefit of the fund.

The market value of CLOs and other structured vehicles will generally fluctuate with, among other things, the financial condition of the obligors on the underlying debt obligations or, with respect to synthetic securities, of the obligors on or issuers of the reference obligations, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. The performance of CLOs and other structured vehicles will be adversely affected by macroeconomic factors, including the following: (i) general economic conditions affecting capital markets and participants therein; (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide; (iii) concerns about financial performance, accounting and other issues relating to various publicly traded companies; and (iv) recent and proposed changes in accounting and reporting standards and bankruptcy legislation. In addition, interest payments on CLOs and other structured vehicles (other than the most senior tranche or tranches of a given issue) are generally subject to deferral. If distributions on the collateral underlying a CLO and other structured vehicle security are insufficient to make payments on the CLOs and other structured vehicles, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of the CLO or other structured vehicle issuer to pay such deficiency will be extinguished. CLOs and other structured vehicles (particularly the subordinated interests) may provide that, to the extent funds are not available to pay interest, such interest will be deferred or paid “in kind” and added to the outstanding principal balance of the related security. Generally, the failure by the issuer of a CLO or other structured vehicles security to pay interest in cash does not constitute an event of default as long as a more senior class of securities of such issuer is outstanding and the holders of the securities that have failed to pay interest in cash (including the fund) will not have available to them any associated default remedies.

CMOs

The fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities

The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The risk of each ABS depends both on the underlying assets and the legal structure of such security. Primarily, these securities do not have the benefit of the same security interest in the related collateral (e.g., automobile loans or leases, student loans or other consumer loans). There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain ABS include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying collateral. As a result of these unscheduled payments of principal, or prepayments on the underlying collateral, the price and yield of ABS can be adversely affected.

The risk of investing in ABS is ultimately dependent upon payment of loans or leases by the debtor. The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the collateral pool, the originator of the financial obligations or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Residual Interests

The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle.

As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.

The investment in residuals will expose the fund to the highly leveraged investments in the collateral securing the other obligations of, and securities issued by, the structured finance vehicle. Therefore, the market value of these investments would be anticipated to be significantly affected by, among other things, changes in the market value of the assets, changes in the distribution on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and the availability, prices and interest rate of assets. Due to the leverage inherent in structured finance vehicle structures, changes in the value of the residuals could be greater than the changes in the values of the underlying collateral, the assets constituting which are subject to, among other things, credit and liquidity risk. Accordingly, “equity” or subordinated interests and note classes may not be paid in full and may be subject to total loss. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on each such class of changes in the value of assets, changes in the distribution on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Investors must consider with particular care the risks of leverage in residuals because, although the use of leverage creates an opportunity for substantial returns for the fund on the residuals, it increases substantially the likelihood that the fund could lose its entire investment in residuals if the pool of underlying collateral held by the relevant structured finance vehicle is adversely affected by market developments.

Investing in more senior securities issued by structured finance vehicles will involve similar risks, although the exposure of the fund to such risks will be in the context of a more senior position.

Risks Related to Specialty Finance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Specialty Finance

Litigation Finance

The fund may extend a loan to a law firm secured by future fee proceeds from some or all of such firm’s portfolio of litigation matters, or it may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
Contact Personnel Name		Christopher Sechler, Esq.
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.35%
Distribution/Servicing Fees [Percent]	[4]	0.00%
Incentive Fees [Percent]	[5]	0.00%
Other Master Fund Expenses [Percent]	[6]	1.74%
Acquired Fund Fees and Expenses [Percent]	[7]	0.07%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.16%
Waivers and Reimbursements of Fees [Percent]	[8]	(1.15%)
Net Expense over Assets [Percent]		2.01%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I	Class I no par value
Outstanding Security, Held [Shares]		5,000	5,000
Outstanding Security, Not Held [Shares]		5,000,000	5,000,000
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.35%
Distribution/Servicing Fees [Percent]	[4]	0.85%
Incentive Fees [Percent]	[5]	0.00%
Other Master Fund Expenses [Percent]	[6]	1.74%
Acquired Fund Fees and Expenses [Percent]	[7]	0.07%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		4.01%
Waivers and Reimbursements of Fees [Percent]	[8]	(1.15%)
Net Expense over Assets [Percent]		2.86%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S	Class S no par value
Outstanding Security, Held [Shares]		0	0
Outstanding Security, Not Held [Shares]		2,500	2,500
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.35%
Distribution/Servicing Fees [Percent]	[4]	0.25%
Incentive Fees [Percent]	[5]	0.00%
Other Master Fund Expenses [Percent]	[6]	1.74%
Acquired Fund Fees and Expenses [Percent]	[7]	0.07%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		3.41%
Waivers and Reimbursements of Fees [Percent]	[8]	(1.15%)
Net Expense over Assets [Percent]		2.26%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D	Class D no par value
Outstanding Security, Held [Shares]		0	0
Outstanding Security, Not Held [Shares]		2,500	2,500
Class I - Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 40
Expense Example, Years 1 to 3		87
Class I - Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		20
Expense Example, Years 1 to 3		87
Class S - Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		82
Expense Example, Years 1 to 3		143
Class S - Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		63
Expense Example, Years 1 to 3		143
Class D - Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		57
Expense Example, Years 1 to 3		108
Class D - Not Sold [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		38
Expense Example, Years 1 to 3		$ 108

[1]	Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.
[2]	If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year, then such repurchase will be subject to a 2.00% early withdrawal fee payable to the fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the fund will repurchase those Shares held longest first.
[3]	The Advisor shall be paid at the end of each calendar month a fee at the annual rate of 1.350% of the average monthly value of the Managed Assets of the fund (the “Management Fee”). The term “Managed Assets” means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The fund had no leverage for the fiscal period ended October 31, 2022.
[4]	In connection with Class S Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85% per annum of the aggregate value of the fund’s Class S Shares outstanding and in connection with Class D Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.25% per annum of the aggregate value of the fund’s Class D shares, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable quarterly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
[5]	The Advisor is also paid an Incentive Fee. The Incentive Fee is described below under “Management of the Fund – Advisory Agreement”. The fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the fund’s performance and will not be paid unless the fund achieves certain performance targets. The fund expects the Incentive Fee the fund pays to increase to the extent the fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. The amount presented in this table reflects the Incentive Fee incurred as a percent of average net assets for the fiscal period ended October 31, 2022. See “Management of the Fund – Advisory Agreement” for a full explanation of how the Incentive Fee is calculated.
[6]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.
[7]	“Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[8]	The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b-1 fees, and any cashiering or other investment servicing fees. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock-advised funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time